As filed with the Securities and Exchange Commission on December 13, 2000
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                        Post-Effective Amendment No. [ ]

                          PILGRIM ADVISORY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)

                                James M. Hennessy
                          ING Pilgrim Investments, Inc.
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                            ------------------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

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            It is proposed that this filing will become effective on
     January 12, 2001 pursuant to Rule 488 under the Securities Act of 1933.

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No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                     PILGRIM SMALLCAP ASIA GROWTH FUND, INC.
                         7337 EAST DOUBLETREE RANCH ROAD
                            SCOTTSDALE, ARIZONA 85258
                                 (800) 992-0180
                               _____________, 2001

Dear Shareholder:

     Your Board of Directors has called a Special Meeting of Shareholders of the Pilgrim SmallCap Asia Growth Fund scheduled to be held at _______ [a.m./p.m.], local time, on ___________, 2001 at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

     The Board of Directors has approved a reorganization of Pilgrim SmallCap Asia Growth Fund into Pilgrim Asia-Pacific Equity Fund, each of which is managed by ING Pilgrim Investments, Inc., ("ING Pilgrim Investments") and is part of the Pilgrim Funds (the "Reorganization"). If approved by shareholders, you would become a shareholder of Asia-Pacific Equity Fund on the date that the Reorganization occurs. Asia-Pacific Equity Fund has investment objectives and policies that are similar in many respects to those of SmallCap Asia Growth Fund, and the Reorganization is expected to result in operating expenses that are lower for shareholders.

     You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the policies and expenses of each of the funds for your evaluation.

     After careful consideration, the Board of Directors of SmallCap Asia Growth Fund unanimously approved this proposal and recommended shareholders vote "FOR" the proposal.

     A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

     YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN __________, 2001.

     SmallCap Asia Growth Fund is using Shareholder Communications Corporation, a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the meeting approaches, if we have not already heard from you, you may receive a telephone call from Shareholder Communications Corporation reminding you to exercise your right to vote.

     We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                        Sincerely,

                                        Robert W. Stallings,
                                        President

                     PILGRIM SMALLCAP ASIA GROWTH FUND, INC.
                         7337 EAST DOUBLETREE RANCH ROAD
                            SCOTTSDALE, ARIZONA 85258
                                 (800) 992-0180

 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF PILGRIM SMALLCAP ASIA GROWTH FUND
                         SCHEDULED FOR ___________, 2001

To the Shareholder:

     A Special Meeting of Shareholders of the Pilgrim SmallCap Asia Growth Fund ("Special Meeting") is scheduled for _________, 2001 at _______ [a.m./p.m.], local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

     At the Special Meeting, you will be asked to consider and approve the following:

     1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Pilgrim SmallCap Asia Growth Fund by Pilgrim Asia-Pacific Equity Fund; and

     2. To transact such other business as may properly come before the Special Meeting of Shareholders or any adjournments thereof.

     Shareholders of record at the close of business on ___________, 2000, are entitled to notice of, and to vote at, the meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. If you are present at the meeting, you may change your vote, if desired, at that time.

                                 By Order of the Board of Directors

                                 James M. Hennessy,
                                 Secretary

______________, 2001

                                TABLE OF CONTENTS


INTRODUCTION................................................................   1
SUMMARY ....................................................................   2
   Comparison of Investment Objectives and Strategies.......................   4
   Comparison of Portfolio Characteristics..................................   4
   Relative Performance.....................................................   5
   Comparison of Investment Techniques and Risks of the Funds...............   6
COMPARISON OF FEES AND EXPENSES.............................................   7
   General Information......................................................  11
ADDITIONAL INFORMATION ABOUT ASIA-PACIFIC EQUITY FUND.......................  12
   Investment Personnel.....................................................  12
   Performance of Asia-Pacific Equity Fund..................................  12
INFORMATION ABOUT THE REORGANIZATION........................................  14
ADDITIONAL INFORMATION ABOUT THE FUNDS......................................  16
GENERAL INFORMATION ABOUT THE PROXY STATEMENT...............................  17
   Solicitation of Proxies..................................................  17
   Voting Rights............................................................  18
   Other Matters to Come Before the Meeting.................................  19
   Shareholder Proposals....................................................  19
   Reports to Shareholders..................................................  19
APPENDIX A.................................................................. A-1
APPENDIX B.................................................................. B-1
APPENDIX C.................................................................. C-1
APPENDIX D.................................................................. D-1
APPENDIX E.................................................................. E-1

                           PROXY STATEMENT/PROSPECTUS
                  SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR
                               _____________, 2001
                        PILGRIM SMALLCAP ASIA GROWTH FUND
      RELATING TO THE REORGANIZATION INTO PILGRIM ASIA-PACIFIC EQUITY FUND

                    (EACH A FUND, COLLECTIVELY, THE "FUNDS")

                                  INTRODUCTION

     This Proxy Statement/Prospectus provides you with information about a proposed transaction. This transaction involves the transfer of all the assets and liabilities of Pilgrim SmallCap Asia Growth Fund ("SmallCap Asia Growth Fund"), a series of Pilgrim SmallCap Asia Growth Fund, Inc. (formerly, Lexington Small Cap Asia Growth Fund) to Pilgrim Asia-Pacific Equity Fund ("Asia-Pacific Equity Fund" or "Surviving Fund"), a series of Pilgrim Advisory Funds, Inc., in exchange for shares of Asia-Pacific Equity Fund (the "Reorganization"). SmallCap Asia Growth Fund would then distribute to its shareholders their portion of the shares of Asia-Pacific Equity Fund it receives in the Reorganization. The result would be a liquidation of SmallCap Asia Growth Fund. You would receive shares of Asia-Pacific Equity Fund having an aggregate value equal to the aggregate value of the shares you held of SmallCap Asia Growth Fund, as of the close of business on the business day of the closing of the Reorganization. You are being asked to vote on the Agreement and Plan of Reorganization through which these transactions would be accomplished.

     Because you, as a shareholder of SmallCap Asia Growth Fund, are being asked to approve a transaction that will result in your holding of shares of Asia-Pacific Equity Fund, this Proxy Statement also serves as a Prospectus for Asia-Pacific Equity Fund.

     This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about Asia-Pacific Equity Fund that you should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each of the Funds, see the Prospectus (the "Pilgrim Prospectus") and the Statements of Additional Information for Pilgrim funds dated November 1, 2000, which may be obtained, without charge, by calling (800) 992-0180. Each of the Funds also provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report for Asia-Pacific Equity Fund dated June 30, 2000, is incorporated herein by reference. You may receive a copy of the most recent annual report for either of the Funds and a copy of any more recent semi-annual report, without charge, by calling (800) 992-0180.

     You can copy and review information about each Fund (including the SAI) at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

     You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Pilgrim Prospectus, and the Agreement and Plan of Reorganization, which is attached hereto as Appendix B.

     THE PROPOSED REORGANIZATION. On November 2, 2000, the Board of Directors of Pilgrim SmallCap Asia Growth Fund, Inc. approved an Agreement and Plan of Reorganization (the "Reorganization Agreement"). Subject to shareholder approval, the Reorganization Agreement provides for:

     * the transfer of all of the assets of SmallCap Asia Growth Fund to Asia-Pacific Equity Fund, in exchange for shares of Asia-Pacific Equity Fund;

     * the assumption by Asia-Pacific Equity Fund of all of the liabilities of SmallCap Asia Growth Fund;

     * the distribution of Asia-Pacific Equity Fund shares to the shareholders of SmallCap Asia Growth Fund; and

     * the complete liquidation of SmallCap Asia Growth Fund (the "Reorganization").

     The Reorganization is expected to be effective upon the opening of business on ___________, 2001, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each shareholder of Class A and Class B shares of SmallCap Asia Growth Fund, would become a shareholder of the same Class of Asia-Pacific Equity Fund.

     Each shareholder would hold, immediately after the Closing, shares of each Class of Asia-Pacific Equity Fund having an aggregate value equal to the aggregate value of the shares of that same Class of SmallCap Asia Growth Fund held by that shareholder as of the close of business on the business day of the Closing.

     The Reorganization is one of many reorganizations that are proposed among various Pilgrim funds. The Pilgrim fund complex has grown in recent years through the addition of many funds. Management of the Pilgrim funds has proposed the consolidation of a number of the Pilgrim funds that management believes have similar or compatible investment policies. The proposed reorganizations are designed to reduce the overlap in funds in the complex, thereby eliminating duplication of costs and other inefficiencies arising from having similar portfolios within the same fund group. ING Pilgrim Investments, Inc. ("ING Pilgrim Investments") also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with a greater asset base. This is expected to achieve economies of scale for shareholders and may provide greater investment opportunities for the surviving funds or the potential to take larger portfolio positions.

     Another reason for this Reorganization is that both SmallCap Asia Growth Fund and Asia-Pacific Equity Fund are relatively small funds, and by combining, the surviving fund will be a larger, more viable fund.

         Information comparing the Funds follows. A few important points to note are:

     * The Funds have investment objectives and policies that are similar in many respects;

     * Both Funds invest in the securities of Asian companies. Although the SmallCap Asia Growth Fund invests in "Asia Region" companies, while the Asia-Pacific Equity Fund invests in a somewhat different group of "Asia-Pacific" companies, the principal difference between the Asia-Pacific Equity Fund and the SmallCap Asia Growth Fund is the size of the companies in which each Fund normally invests. The Asia-Pacific Equity Fund normally invests at least 65% of its total assets in Asian companies of any size, whereas the SmallCap Asia Growth Fund normally invests at least 65% of its total assets in "small-cap" Asian companies with market capitalizations of under $1 billion;

     * The SmallCap Asia Growth Fund is very small. As of October 31, 2000, it had net assets of only $4,638,058. The sub-adviser to the Fund has provided notice that it intends to end its service to the Fund effective January 2, 2001. The Reorganization offers shareholders of that Fund the opportunity to participate in the larger, more viable Asia-Pacific Equity Fund, with net assets of $18,934,629 as of October 31, 2000, and participate in stocks from the same region;

     The proposed Reorganization is expected to result in a reduction in operating expenses for shareholders of the SmallCap Asia Growth Fund. For example, the operating expenses, expressed as a percentage of net asset value per share for Class A shares, are as follows:

     * Expenses of SmallCap Asia Growth Fund - before expense reimbursement from management (based on the 12 month period ended June 30, 2000, as adjusted for current expenses of contracts and 12b-1 plans which became effective when ING Pilgrim Investments became adviser to the Fund on July 26, 2000): 3.18%

     * Expenses of SmallCap Asia Growth Fund - after expense reimbursement from management (based on the 12 month period ended June 30, 2000, as adjusted for current expenses of contracts and 12b-1 plans which became effective when ING Pilgrim Investments became adviser to the Fund on July 26, 2000): 2.75%

     * Expenses of Asia-Pacific Equity Fund - before expense reimbursement from management (based on the 12 month period ended June 30, 2000):
          2.55%

     * Expenses of Asia-Pacific Equity Fund - after expense reimbursement from management (based on the 12 month period ended June 30, 2000) 2.11%

     * Projected expenses of Asia-Pacific Equity Fund after the Reorganization - before expense reimbursement from management (PRO FORMA): 2.39%

     * Projected expenses of Asia - Pacific Equity Fund after the Reorganization - after expense reimbursement from management (PRO FORMA): 2.11%

     After careful consideration, the Board of Directors of Pilgrim SmallCap Asia Growth Fund, Inc. unanimously approved the proposed Reorganization. The Board recommends that you vote "FOR" the proposed Reorganization.

     Approval of the Reorganization Agreement requires the affirmative vote of a majority of the outstanding shares of SmallCap Asia Growth Fund.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

                         SMALLCAP ASIA GROWTH FUND                          ASIA-PACIFIC EQUITY FUND
                         -------------------------                          ------------------------
INVESTMENT OBJECTIVE     Seeks long-term capital appreciation.              Seeks long-term capital appreciation.

INVESTMENT STRATEGIES    *    Normally invests at least 65% of total        *    Normally invests at least 65% of total assets
                              assets in equity securities of companies           in equity securities listed on stock
                              in the "Asia Region" having market                 exchanges in countries in the "Asia-Pacific"
                              capitalizations of less than $1 billion.           region or issued by companies of all sizes
                                                                                 based in this region.
                         *    May invest 35% of its total assets in:
                              companies with market capitalizations of      *    Asia-Pacific countries include: China; Hong
                              $1 billion or more; companies outside              Kong; Indonesia; Korea; Malaysia;
                              the Asia Region (e.g., Australia or New            Philippines; Singapore; Taiwan and Thailand;
                              Zealand); debt securities; and other               but not Japan and Australia.
                              investments.
                                                                            *    Does not consider Japan or Australia to be
                         *    Asia Region countries include:                     Asia-Pacific countries
                              Bangladesh; China; Hong Kong; India;
                              Indonesia; Korea; Malaysia; Pakistan;
                              The Philippines; Singapore; Sri Lanka;
                              Vietnam; Taiwan; and Thailand.

                         *    Does not intend to invest in Japanese
                              securities.

                         * During times that the investment adviser or sub-adviser believes that stocks of smaller companies present undue risk, the Fund may adopt a defensive investment posture, and invest in equity securities of medium and large companies in the Asia region.

INVESTMENT ADVISER       ING Pilgrim Investments                            ING Pilgrim Investments

SUB-ADVISER              Insinger Asset Management - through                HSBC Asset Management - through
                         January 2, 2001                                    January 2, 2001

PORTFOLIO MANAGERS       Christina Lam                                      Fredric Lutcher III and Man Wing Chung

     As you can see from the chart above, the investment objectives and strategies of the Funds are similar.

COMPARISON OF PORTFOLIO CHARACTERISTICS

     The following table compares certain characteristics of the portfolios of the Funds as of June 30, 2000.

                                            SMALLCAP ASIA GROWTH FUND           ASIA-PACIFIC EQUITY FUND
                                            -------------------------           ------------------------
Net Assets                                  $11,345,819                         $27,702,380

Number of Holdings                          35                                  48

Average market capitalization
  of companies in portfolio
  (dollar weighted):                        $1.2 billion(4)                     $1.3 billion

Range of market capitalization
  of companies in portfolio:                $115.0 million to $97.5 billion     $231.0 million to $78.3 billion

As a percentage of net assets:

 Equity Securities                          90.49%                              99.54%

 Asia-Pacific Securities (1)                90.49%                              99.54%

 Companies outside Asia-Pacific Region      0.00%                               0.00%

                                            SMALLCAP ASIA GROWTH FUND           ASIA-PACIFIC EQUITY FUND
                                            -------------------------           ------------------------

 Holdings in companies with market
   capitalizations of under $1 billion      17.05%                              18.60%

 Holdings in companies with market
   capitalizations of $1 billion
   or more                                  73.44%                              80.94%

 Short-Term Debt Securities                 0.00%                               0.00%

Portfolio Turnover Rate                     69.00%(3)                           138.00%(2)

Top 5 Industries                            Telecommunications - 14.30%         Semiconductors - 15.64%
(as a % of net assets)                      Internet - 10.91%                   Electric - 13.34%
                                            Semiconductors - 10.51%             Banks - 11.79%
                                            Banks - 8.90%                       Telecommunications - 10.82%
                                            Holding Companies - Diversified -   Holding Companies - Diversified -
                                            6.95%                               8.06%

Top 10 Countries                            Hong Kong - 36.38%                  Hong Kong - 31.30%
(as a % of net assets)                      Taiwan - 20.41%                     Taiwan - 25.03%
                                            South Korea - 16.32%                South Korea - 20.17%
                                            Singapore - 11.07%                  Singapore - 12.08%
                                            Malaysia - 6.31%                    Malaysia - 5.69%
                                                                                Thailand - 3.23%
                                                                                China - 1.00%
                                                                                Indonesia - 0.77%
                                                                                Philippines - 0.26%

Top 10 Holdings                             Samsung Electronics Co. - 4.13%     Samsung Electronics - 8.60%
(as a % of net assets)                      Hutchison Whampoa Ltd. - 4.00%      Cheung Kong Hldg. - 4.79%
                                            HSBC Holdings PLC - 3.83%           DBS Group Hldg Ltd. - 4.64%
                                            Cheung Kong Holdings - 3.59%        China Mobile Ltd. - 4.49%
                                            Bank of East Asia - 3.59%           Hutchison Whampoa - 4.34%
                                            China Unicom - 3.58%                Korea Telecom - 3.44%
                                            SK Corp. - 3.48%                    Taiwan Semiconductor Mfg Co.,
                                            Korea Telecom - 2.33%               Ltd. - 3.41%
                                            Apt Satellite Hldg - 2.16%          H&CB - 3.03%
                                            Asia World Online - 1.24%           Korea Electric Power Corp. - 2.80%
                                                                                Pacific Century CyberWorks
                                                                                Ltd. - 1.78%

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(1)  As defined in the chart entitled "Comparison of Investment Objectives."
(2)  For the 12 month period ended June 30, 2000.
(3)  For the 6 month period ended June 30, 2000, not annualized.
(4) During this period the Fund's average market capitalization was over $1 billion due to the Fund investing in larger companies as a defensive measure.

RELATIVE PERFORMANCE

     The following table shows, for each calendar year since 1995 and the period January 1, 2000 to September 30, 2000, the average annual total return for: (a) Class A shares of SmallCap Asia Growth Fund; (b) Class A shares of Asia-Pacific Equity Fund; and (c) the Morgan Stanley Capital International Far East Free ex-Japan ("MSCI Far East Free ex-Japan") Index. Performance of the Funds in the table does not reflect the deduction of sales loads, and would be lower if they did. The index has inherent performance advantages over the Funds since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. The Funds' past performance is not an indication of future performance.

                                                                  MSCI FAR EAST
     CALENDAR YEAR          SMALLCAP ASIA       ASIA-PACIFIC      FREE EX-JAPAN
     PERIOD/ENDED           GROWTH FUND(2)     EQUITY FUND(3)       INDEX(4)
     ------------           --------------     --------------       --------
     12/31/96                   25.50%               9.46%             8.90%
     12/31/97                  -42.32%             -43.73%           -45.48%
     12/31/98                  -19.41%             -15.51%            -7.39%
     12/31/99                   57.29%              74.41%            59.40%
     1/1/00 - 9/30/00(1)       -23.69%             -38.07%           -28.70%

----------
(1)  Not annualized.
(2) SmallCap Asia Growth Fund Class A commenced operations on July 3, 1995. Prior to July 26, 2000, the Fund was advised by Lexington Management Corporation, which was acquired by the parent to ING Pilgrim Investments on July 26, 2000. ING Pilgrim Investments became the adviser on that same date.
(3) Asia-Pacific Equity Fund commenced operations on September 1, 1995. For more information about the performance of Asia-Pacific Equity Fund, see "Additional Information about Asia-Pacific Equity Fund."
(4) The MSCI Far East Free ex-Japan Index is an unmanaged index that measures the performance of securities listed on exchanges in the Far East markets excluding Japan. This index is used to measure performance with respect to both Funds.

     NOTE: CHANGE IN PORTFOLIO MANAGEMENT FOR BOTH FUNDS: As discussed more fully below, effective January 2, 2001, Insinger Asset Management will no longer serve as sub-adviser to the SmallCap Asia Growth Fund. Effective January 2, 2001, HSBC Asset Management will no longer serve as sub-adviser to the Asia-Pacific Equity Fund. ING Pilgrim Investments shall assume the day-to-day management of both Funds.

COMPARISON OF INVESTMENT TECHNIQUES AND RISKS OF THE FUNDS

     Because the Funds have investment objectives and policies that are substantially similar in many respects, many of the risks of investing in Asia-Pacific Equity Fund are similar to the risks of investing in SmallCap Asia Growth Fund. The principal risk of an investment in either Fund is that you may lose money on your investment. Each Fund's shares may go up or down, sometimes rapidly and unpredictably. The value of each Fund's investments may fall as the prices of its investments go up or down. Market conditions, financial conditions of issuers represented in the portfolio, investment policies, portfolio management, and other factors affect such fluctuations.

     EQUITY SECURITIES. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. In particular, the SmallCap Asia Growth Fund (and, to some degree, the Asia-Pacific Equity Fund) may invest in small companies, which may be more susceptible to price swings than larger companies, because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

     RISKS OF THE ASIA-PACIFIC REGION. The Asia-Pacific region includes countries in various stages of economic development, including emerging market countries. In 1997 and 1998, securities markets in Asian countries suffered significant downturns and volatility, and currencies lost value in relation to the U.S. dollar. Currency devaluation in any one country may have a significant effect on the entire region. Political or social unrest in some or all Asian countries could cause further economic and market uncertainty. Moreover, because each Fund concentrates on a single region of the world, their performance may be more volatile than that of a fund that invests globally. If Asia-Pacific securities fall out of favor, it may cause the Funds to underperform funds that focus on other types of stocks.

     Investment in any foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Funds invest in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries

     INABILITY TO SELL SECURITIES. Securities of smaller and emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Funds could lose money if they cannot sell a security at the time and price that would be most beneficial to them.

     CHANGE IN PORTFOLIO MANAGEMENT. The Asia-Pacific Equity Fund will undergo a change in portfolio management at or around January 2, 2001, at which time HSBC Asset Management, Inc., HSBC Asset Management (Hong Kong) Limited and HSBC Asset Management (Europe) Limited (collectively, "HSBC") will no longer serve as sub-adviser to the Asia-Pacific Equity Fund. ING Pilgrim Investments will manage the Asia-Pacific Equity Fund directly. Shareholders bear the risk that the new portfolio managers will not be able to sustain the Asia-Pacific Equity Fund's historical relative performance.

     With the assumption of portfolio management duties by ING Pilgrim Investments, portfolio turnover may be higher than usual in connection with the potential restructuring of the holdings of the Asia-Pacific Equity Fund to reflect the management style of ING Pilgrim Investments. Such potential restructuring may result in transactional costs to the Fund and may result in accelerated capital gain distribution as a result of the turnover.

COMPARISON OF FEES AND EXPENSES

     The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of Asia-Pacific Equity Fund, see "Appendix C: Additional Information Regarding Pilgrim Asia-Pacific Equity Fund."

     TOTAL OPERATING EXPENSES. After management subsidies, the operating expenses of Asia-Pacific Equity Fund, expressed as a ratio of expenses to average daily net assets ("expense ratio"), were lower than those of SmallCap Asia Growth Fund. For the 12 month period ended June 30, 2000, after management subsidies, the net expenses for Class A shares of Asia-Pacific Equity Fund were 2.11%, lower than those of the same Class of SmallCap Asia Growth Fund, which were 2.75%. Without the expense limitation agreement, the total operating expenses for Class A shares of the Asia-Pacific Equity Fund would have been higher.

     The operating expenses for SmallCap Asia Growth Fund are based upon expenses incurred by the Fund for the 12 month period ended June 30, 2000, adjusted for current expenses of contracts and distribution plans which became effective when ING Pilgrim Investments became adviser to the Fund on July 26, 2000.

     EXPENSE LIMITATION ARRANGEMENTS. Expense limitation arrangements are in place for SmallCap Asia Growth Fund and Asia-Pacific Equity Fund. Under the terms of the SmallCap Asia Growth Fund expense limitation agreement, ING Pilgrim Investments has agreed to limit the expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments within three years. The current expense limitation agreement for the SmallCap Asia Growth Fund provides that it will remain in effect through at least July 26, 2002. There is no assurance that the expense limitation agreement will be continued after that date. The expense limitations for Classes A and B of SmallCap Asia Growth Fund are 2.75% and 3.50%, respectively.

     Under the terms of the Asia-Pacific Equity Fund expense limitation agreement, ING Pilgrim Investments has agreed to limit the expenses of the Fund, excluding interest, taxes, brokerage and extraordinary and other expenses, subject to possible reimbursement to ING Pilgrim Investments within three years. The current expense limitation agreement for the Asia-Pacific Equity Fund provides that it will remain in effect through at least October 31, 2001. There is no assurance that the expense limitation agreement will be continued after that date. The expense limitations for Classes A and B of Asia-Pacific Equity Fund are 2.00% and 2.75%, respectively. This information and similar information for the other Classes is shown in the table below entitled "Annual Fund Operating Expenses."

     It is expected that the expense ratios of the Asia-Pacific Equity Fund after the Reorganization will be 2.11% and 2.86% for Classes A and B, respectively, after reimbursement of expenses.

     MANAGEMENT FEE. Asia-Pacific Equity Fund and SmallCap Asia Growth Fund both have an annual management fee of 1.25% of the Fund's average daily net assets.

     DISTRIBUTION AND SERVICE FEES. The distribution (12b-1) and service fees of SmallCap Asia Growth Fund are the same as those of Asia-Pacific Equity Fund.

     EXPENSE TABLE. The current expenses of each of the Funds and estimated PRO FORMA expenses giving effect to the proposed Reorganization are shown in the following table. Expenses for the Funds are annualized based upon the operating expenses incurred by Class A and Class B shares of the Fund for the period ended June 30, 2000. The operating expenses of SmallCap Asia Growth Fund are adjusted for current expenses of contracts and 12b-1 plans which became effective when ING Pilgrim Investments became adviser to the Fund on July 26, 2000. PRO FORMA fees show estimated fees of Asia-Pacific Equity Fund after giving effect to the proposed Reorganization. PRO FORMA numbers are estimated in good faith and are hypothetical, and reflect adjustments in contractual charges.

ANNUAL FUND OPERATING EXPENSES (UNAUDITED)
(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets) (1)

                                            DISTRIBUTION
                                            (12b-1) AND                 TOTAL FUND
                            MANAGEMENT      SHAREHOLDER       OTHER     OPERATING     FEE WAIVER     NET FUND
                               FEES      SERVICING FEES(3)   EXPENSES    EXPENSES    BY ADVISER(4)   EXPENSES
                               ----      -----------------   --------    --------    -------------   --------
CLASS A
Asia-Pacific Equity Fund       1.25%           0.25%           1.05%       2.55%         -0.44%        2.11%
SmallCap Asia Growth Fund      1.25%           0.25%           1.68%       3.18%         -0.43%        2.75%
Surviving Fund After
Reorg. (PRO FORMA)             1.25%           0.25%           0.89%       2.39%         -0.28%        2.11%

CLASS B(2)
Asia-Pacific Equity Fund       1.25%           1.00%           1.05%       3.30%         -0.55%        2.75%
SmallCap Asia Growth Fund      1.25%           1.00%           1.68%       3.93%         -0.43%        3.50%
Surviving Fund After
Reorg. (PRO FORMA)             1.25%           1.00%           0.89%       3.14%         -0.28%        2.86%

----------
(1) Asia-Pacific Equity Fund's fiscal year ends June 30, whereas SmallCap Asia Growth Fund's fiscal year ends December 31. Expenses of the Funds on a PRO FORMA basis are estimated based upon expenses incurred by each Fund for the 12 month period ended June 30, 2000 as adjusted for estimated contractual operating expenses; PRO FORMA expenses are adjusted for anticipated contractual changes. Expenses of SmallCap Asia Growth Fund are based upon expenses incurred by the Fund for the 12 month period ended June 30, 2000, adjusted for current expenses of contracts and 12b-1 plans which became effective when ING Pilgrim Investments became adviser to the Fund on July 26, 2000.
(2) Because Class B shares of SmallCap Asia Growth Fund were not offered during the period ended December 31, 1999, their expenses are estimated based on Class A expenses.
(3) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.
(4) ING Pilgrim Investments has entered into expense limitation agreements that limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) for each of the Funds. The current expense limitation agreement for the SmallCap Asia Growth Fund provides that it will remain in effect through at least July 26, 2002. There is no assurance that the expense limitation agreement will be continued after that date. The expense limitations for Classes A and B of SmallCap Asia Growth Fund are 2.75% and 3.50%, respectively. The current expense limitation agreement for the Asia-Pacific Equity Fund provides that it will remain in effect through at least October 31, 2001. There is no assurance that the expense limitation agreement will be continued after that date. The expense limitations for Classes A and B of Asia-Pacific Equity Fund are 2.00% and 2.75%, respectively.

     Following the Reorganization and in the ordinary course of business as a mutual fund, certain holdings of SmallCap Asia Growth Fund that are transferred to Asia-Pacific Equity Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for Asia-Pacific Equity Fund, and the realization of taxable gains or losses for Asia-Pacific Equity Fund.

     EXAMPLES. The examples are intended to help you compare the cost of investing in the each of the Funds and in the combined Funds on a pro forma basis--assuming the Funds have been combined. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Because this is an estimate, your actual costs may be higher or lower.

                                                                                 ASIA-PACIFIC EQUITY FUND AFTER
             ASIA-PACIFIC EQUITY FUND         SMALLCAP ASIA GROWTH FUND                  REORGANIZATION
          -------------------------------   ------------------------------      --------------------------------
            1      3        5       10         1      3        5       10         1      3        5       10
          YEAR   YEARS    YEARS    YEARS     YEAR   YEARS    YEARS    YEARS     YEAR   YEARS    YEARS    YEARS
          ----   -----    -----    -----     ----   -----    -----    -----     ----   -----    -----    -----
Class A   $777   $1,283   $1,815   $3,263    $837   $1,461   $2,108   $3,832    $777   $1,252   $1,753   $3,124
Class B   $789   $1,275   $1,884   $3,394*   $853   $1,459   $2,183   $3,960*   $789   $1,242   $1,820   $3,255*

----------
* The ten year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     You would pay the following expenses if you did not redeem your shares:

                                                                                 ASIA-PACIFIC EQUITY FUND AFTER
             ASIA-PACIFIC EQUITY FUND         SMALLCAP ASIA GROWTH FUND                  REORGANIZATION
          -------------------------------   ------------------------------      --------------------------------
            1      3        5       10         1      3        5       10         1      3        5       10
          YEAR   YEARS    YEARS    YEARS     YEAR   YEARS    YEARS    YEARS     YEAR   YEARS    YEARS    YEARS
          ----   -----    -----    -----     ----   -----    -----    -----     ----   -----    -----    -----
Class A   $777   $1,283   $1,815   $3,263    $837   $1,461   $2,108   $3,832    $777   $1,252   $1,753   $3,124
Class B   $289   $  975   $1,684   $3,394*   $353   $1,159   $1,983   $3,960*   $289   $  942   $1,620   $3,255*

----------
* The ten year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the end of the eighth year following the date of purchase.

GENERAL INFORMATION

         Class A and Class B shares of Asia-Pacific Equity Fund issued to a shareholder in connection with the Reorganization will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding shares of SmallCap Asia Growth Fund held by that shareholder immediately prior to the Reorganization.

         In addition, the period that the shareholder held shares of SmallCap Asia Growth Fund will be included in the holding period of Asia-Pacific Equity Fund shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B shares of Asia-Pacific Equity Fund issued to a shareholder in connection with the Reorganization will convert to Class A shares eight years after the date that the Class B shares of SmallCap Asia Growth Fund were purchased by the shareholder. Asia-Pacific Equity Fund and SmallCap Asia Growth Fund are each subject to the sales load structure described in the table below.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          CLASS A     CLASS B
                                                          -------     -------
     Maximum sales charge (load) imposed on purchases
       (as a percentage of offering price)                5.75%(1)      None

     Maximum deferred sales charge (load) (as a
       percentage of the lower of original purchase
       price or redemption proceeds)                       None(2)      5.00%(3)

----------
(1) Reduced for purchases of $50,000 and over. See "Class A Shares: Initial Sales Charge Alternative" in Appendix C.
(2) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Class A Shares:
     Initial Sales Charge Alternative" in Appendix C.
(3) Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in Appendix C and "Deferred Sales Charges" in the Pilgrim Prospectus.

     Neither Asia-Pacific Equity Fund nor SmallCap Asia Growth Fund have any redemption fees, exchange fees or sales charges on reinvested dividends.

              ADDITIONAL INFORMATION ABOUT ASIA-PACIFIC EQUITY FUND

INVESTMENT PERSONNEL

     Fredric Lutcher III, Managing Director, Chief Financial Officer, HSBC Americas, and Man Wing Chung, Chief Investment Officer Asia (ex Japan), HSBC Hong Kong, are primarily responsible for portfolio management of Asia Pacific Equity Fund. Mr. Lutcher joined HSBC in 1997, and has over 20 years of investment experience. Prior to joining HSBC, Mr. Lutcher was with Merrill Lynch Asset Management. Mr. Chung has been with HSBC since 1993 and has over 12 years investment experience.

     NOTE: CHANGE IN PORTFOLIO MANAGEMENT FOR BOTH FUNDS: Effective January 2, 2001, Insinger Asset Management will no longer serve as sub-adviser to the SmallCap Asia Growth Fund. Effective January 2, 2001, HSBC Asset Management will no longer serve as sub-adviser to the Asia-Pacific Equity Fund. ING Pilgrim Investments shall assume the day-to-day management of both Funds. The fees payable to ING Pilgrim Investments for serving as investment adviser will not change.

     Effective January 2, 2001, Richard T. Saler, Philip A. Schwartz, Jan Wim Derks and Bratin Sanyal will assume and share the responsibility for the day-to-day management of the SmallCap Asia Growth Fund and the Asia-Pacific Equity Fund.

     Mr. Saler has over 13 years of experience in international investments. He is Senior Vice President and Director of International Equity Investment Strategy of ING Pilgrim and held similar positions with Lexington Management Corporation ("LMC") prior to that firm's acquisition by the parent company of ING Pilgrim in July, 2000. Mr. Saler is a member of an investment management team that manages the Pilgrim Global Corporate Leaders Fund, Lexington Emerging Markets Fund, Pilgrim Emerging Countries Fund, Pilgrim Worldwide Emerging Markets Fund and Pilgrim International Fund. Mr. Saler has focused on international markets since joining LMC in 1986.

     Mr. Schwartz has over 13 years experience in international investments. He is Senior Vice President and Director of International Equity Investment Strategy of ING Pilgrim, and held the same positions with LMC prior to that firm's recent acquisition. He is also a Chartered Financial Analyst and a member of the New York Society of Security Analysts. Mr. Schwartz is a member of an investment management team that manages the Pilgrim Global Corporate Leaders Fund, Lexington Emerging Markets Fund, Pilgrim Emerging Countries Fund, Pilgrim Worldwide Emerging Markets Fund and Pilgrim International Fund. Prior to joining LMC in 1993, he was Vice President of European Research Sales with Cheuvreux De Virieu in Paris and New York, serving the institutional market. Prior to Cheuvreux, Mr. Schwartz was affiliated with Olde and Co. and Kidder, Peabody as a stockbroker.

PERFORMANCE OF ASIA-PACIFIC EQUITY FUND

     The bar chart and table that follow provide an indication of the risks of investing in Asia-Pacific Equity Fund by showing (on a calendar year basis) changes in Asia-Pacific Equity Fund's annual total return from year to year and by showing (on a calendar year basis) how Asia-Pacific Equity Fund's average annual returns since inception compare to those of the MSCI Far East Free ex-Japan Index. The information in the bar chart is based on the performance of the Class A shares of Asia-Pacific Equity Fund although the bar chart does not reflect the deduction of the sales load on Class A shares. If the bar chart included the sales load, returns would be less than those shown. The Asia-Pacific Equity Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. All indices are unmanaged.

CALENDAR YEAR -BY-YEAR  RETURNS (1)(2)

 1990    1991   1992   1993   1994    1995    1996     1997    1998   1999(3)
 ----    ----   ----   ----   ----    ----    ----     ----    ----   ----
                                              9.46%   -43.73  -15.51  74.41

----------
(1) During the period shown in the chart, the Fund's best quarterly performance was up 39.92% for the quarter ended June 30, 1999, and the Fund's worst quarterly performance was down 33.11% for the quarter ended December 31, 1997.
(2)  The Fund's year to date total return through September 30, 2000 is -38.07%.
(3) Returns in 1999 were primarily achieved during unusually favorable conditions in the market, particularly for Asia-Pacific region companies. (See "Comparison of Investment Techniques and Risks of the Funds" above.) You should not expect that such favorable returns can consistently be achieved.

     The table below shows what the average annual total returns of Asia-Pacific Equity Fund would equal if you averaged out actual performance over various lengths of time, compared to the MSCI Far East Free ex-Japan Index. The MSCI Far East Free ex-Japan Index has inherent performance advantages over Asia-Pacific Equity Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Asia-Pacific Equity Fund's performance reflected in the table assumes the deduction of the maximum sales charge in all cases.

AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 1999(1)

                                                                         SINCE
                                                          1 YEAR       INCEPTION
                                                          ------       ---------
Inception
Asia-Pacific Equity Fund - Class A(2)                     64.46%         -3.80%
Asia-Pacific Equity Fund - Class B(3)                     68.00%         -3.72%
MSCI Far East Free ex-Japan Index(4)                      59.40%         -2.14%

----------
(1)  The Fund commenced operations on September 1, 1995.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 2% for the 1 year and since inception returns, respectively.
(4) The MSCI Far East Free ex-Japan Index is an unmanaged index that measures the performance of securities listed on exchanges in the Far East markets excluding Japan.

The table below shows the performance of Asia-Pacific Equity Fund if sales charges are not reflected.

AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 1999
                                                                         SINCE
                                                          1 YEAR       INCEPTION
                                                          ------       ---------
Asia-Pacific Equity Fund - Class A                        74.41%         -2.48%
Asia-Pacific Equity Fund - Class B                        73.00%         -3.27%

For a discussion by the adviser regarding the performance of the Asia-Pacific Equity Fund for the year ended June 30, 2000, see Appendix A to this Proxy Statement/Prospectus. Additional information about Asia-Pacific Equity Fund is included in Appendix C to this Proxy Statement/Prospectus.

                      INFORMATION ABOUT THE REORGANIZATION

     THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides for the transfer of all of the assets and liabilities of SmallCap Asia Growth Fund to Asia-Pacific Equity Fund in exchange for shares of Asia-Pacific Equity Fund. SmallCap Asia Growth Fund will distribute the shares of Asia-Pacific Equity Fund received in the exchange to the shareholders of SmallCap Asia Growth Fund and then SmallCap Asia Growth Fund will be liquidated.

     After the Reorganization, each shareholder of SmallCap Asia Growth Fund will own shares in Asia-Pacific Equity Fund having an aggregate value equal to the aggregate value of each respective Class of shares in SmallCap Asia Growth Fund held by that shareholder as of the close of business on the business day of the Closing. Shareholders of each Class of shares of SmallCap Asia Growth Fund will receive shares of the corresponding Class of Asia-Pacific Equity Fund. In the interest of economy and convenience, shares of Asia-Pacific Equity Fund generally will not be represented by physical certificates, unless requested in writing.

     Until the Closing, shareholders of SmallCap Asia Growth Fund will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests received by Asia-Pacific Equity Fund for the redemption of its shares received by the shareholder in the Reorganization.

     The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of SmallCap Asia Growth Fund. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix B to review the terms and conditions of the Reorganization Agreement.

     REASONS FOR THE REORGANIZATION. The Reorganization is one of many reorganizations that are proposed among various Pilgrim funds. The Pilgrim fund complex has grown in recent years through the addition of many funds. Management of the Pilgrim funds has proposed the consolidation of a number of the Pilgrim funds that management believes have similar or compatible investment policies. The proposed reorganizations are designed to reduce the overlap in funds in the complex, thereby eliminating duplication of costs and other inefficiencies arising from having similar portfolios within the same fund group. ING Pilgrim Investments also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with a greater asset base. This is expected to achieve economies of scale for shareholders and may provide greater investment opportunities for the surviving funds or the potential to take larger portfolio positions.

     Another reason for this Reorganization is that both SmallCap Asia Growth Fund and Asia-Pacific Equity Fund are relatively small funds, and by combining, the surviving fund will be a larger, more viable fund.

     The proposed Reorganization was approved by the Board of Directors of Pilgrim SmallCap Asia Growth Fund, Inc. at a meeting held on November 2, 2000. For the reasons discussed below, the Directors, including all of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of Pilgrim SmallCap Asia Growth Fund, Inc. determined that the interests of the shareholders of SmallCap Asia Growth Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of SmallCap Asia Growth Fund and its shareholders.

     The Reorganization will allow SmallCap Asia Growth Fund's shareholders to continue to participate in a professionally-managed portfolio which seeks to achieve an objective of appreciation or growth of capital. As shareholders of Asia-Pacific Equity Fund, these shareholders will be able to exchange into other mutual funds in the group of Pilgrim funds that offer the same Class of shares in which such shareholder is currently invested. A list of the Pilgrim funds and ING funds and Classes available after the Reorganization is contained in Appendix D.

     BOARD CONSIDERATIONS. The Board of Directors of Pilgrim SmallCap Asia Growth Fund, Inc., in recommending the proposed transaction, considered a number of factors, including the following:

     1. the plans of management to reduce overlapping funds in the Pilgrim fund complex;

     2. expense ratios and information regarding fees and expenses of SmallCap Asia Growth Fund and Asia-Pacific Equity Fund, including the expense limitation arrangements offered by ING Pilgrim Investments for each Fund;

     3.   the small size of the SmallCap Asia Growth Fund;

     4. estimates that show that combining the Funds is expected to result in lower expense ratios because of economies of scale expected to result from an increase in the asset size of the reorganized Fund;

     5. whether the Reorganization would dilute the interests of SmallCap Asia Growth Fund's and Asia-Pacific Equity Fund's current shareholders;

     6. the relative investment performance and risks of Asia-Pacific Equity Fund as compared to SmallCap Asia Growth Fund;

     7. the similarity of Asia-Pacific Equity Fund's investment objectives, policies and restrictions with those of SmallCap Asia Growth Fund; and

     8. the tax-free nature of the Reorganization to SmallCap Asia Growth Fund and Asia-Pacific Equity Fund and their shareholders.

     The Directors of Pilgrim SmallCap Asia Growth Fund, Inc. recommend that shareholders approve the Reorganization with Asia-Pacific Equity Fund.

     TAX CONSIDERATIONS. The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither SmallCap Asia Growth Fund nor its shareholders nor Asia-Pacific Equity Fund is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by Pilgrim Advisory Funds, Inc. and Pilgrim SmallCap Asia Growth Fund, Inc.

     Immediately prior to the Reorganization, SmallCap Asia Growth Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of SmallCap Asia Growth Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of SmallCap Asia Growth Fund's shareholders.

     As of December 31, 1999, SmallCap Asia Growth Fund had accumulated capital loss carryforwards in the amount of approximately $11,184,423. As of June 30, 2000, Asia-Pacific Equity Fund had accumulated capital loss carryforwards in the amount of approximately $23,348,395. After the Reorganization, these loss carryforwards generally will be available to Asia-Pacific Equity Fund to offset its capital gains. Also, after the Reorganization, the losses of SmallCap Asia Growth Fund will be available to Asia-Pacific Equity Fund to offset its capital gains, although a portion of the amount of these losses which may offset Asia-Pacific Equity Fund's capital gains in any given year will be limited. As a result of this limitation, it is possible that Asia-Pacific Equity Fund may not be able to use its losses as rapidly as it might have had the Reorganization not occurred, and part of these losses may not be useable at all. The ability of Asia-Pacific Equity Fund to absorb losses in the future depends on a variety of factors, many of which cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of Asia-Pacific Equity Fund's capital loss carryforwards currently are available only to pre-Reorganization shareholders of that Fund. After the Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of Asia-Pacific Equity Fund.

     EXPENSES OF THE REORGANIZATION. ING Pilgrim Investments, investment adviser to the Funds, will bear half the cost of the Reorganization. The Funds will bear the other half of the expenses relating to the proposed Reorganization, including but not limited to, the costs of solicitation of voting instructions and any necessary filings with the Securities and Exchange Commission. Of the Reorganization expenses allocated to the Funds, each Fund will bear a ratable portion based on their relative net asset values immediately before Closing.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     FORM OF ORGANIZATION. Asia-Pacific Equity Fund is a series of Pilgrim Advisory Funds, Inc., which is a Maryland Corporation. Pilgrim SmallCap Asia Growth Fund, Inc. is a Maryland Corporation. Pilgrim SmallCap Asia Growth Fund and Pilgrim Advisory Funds are each governed by a Board of Directors. The Board of Directors of both Funds has the same eleven members.

     DISTRIBUTOR. ING Pilgrim Securities, Inc. (the "Distributor"), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is the principal distributor for each of the Funds. The Asia-Pacific Equity Fund also offers other shares, which may have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share Classes by calling (800) 992-0180.

     DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund pays dividends from net investment income and net capital gains, if any, on an annual basis. Dividends, and distributions of each of the Funds are automatically reinvested in additional shares of the respective Class of the particular Fund, unless the shareholder elects to receive distributions in cash.

     If the Reorganization Agreement is approved by SmallCap Asia Growth Fund's shareholders, then as soon as practicable before the Closing, SmallCap Asia Growth Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

     CAPITALIZATION. The following table shows on an unaudited basis the capitalization of the SmallCap Asia Growth Fund and the Asia-Pacific Equity Fund as of June 30, 2000, and on a PRO FORMA basis as of June 30, 2000, giving effect to the Reorganization:

                                                      NET ASSET
                                                        VALUE         SHARES
                                      NET ASSETS      PER SHARE     OUTSTANDING
                                      ----------      ---------     -----------
SMALLCAP ASIA GROWTH FUND
Class A                               $11,345,819       $8.01        1,417,153
Class B

ASIA-PACIFIC EQUITY FUND
Class A                               $11,725,688       $7.23        1,621,404
Class B                               $12,227,613       $6.97        1,753,705
Class M                                $3,749,079       $7.04          532,713

PRO FORMA (COMBINED)
Class A                               $23,071,507       $7.23        3,191,080
Class B                               $12,227,613       $6.97        1,753,705
Class M                                $3,749,079       $7.04          532,713

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

     Solicitation of proxies is being made primarily by the mailing of this Notice and Proxy Statement with its enclosures on or about _______, 2000. Shareholders of SmallCap Asia Growth Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of ING Pilgrim Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communication. SmallCap Asia Growth Fund has retained Shareholder Communications Corporation, a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Shareholders of SmallCap Asia Growth Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

     A shareholder may revoke the accompanying proxy at any time prior to its use by filing with SmallCap Asia Growth Fund, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Directors of SmallCap Asia Growth Fund, Inc. that may be presented at the Meeting.

VOTING RIGHTS

     Shareholders of SmallCap Asia Growth Fund are entitled to one vote for each share held as to any matter on which they are entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

     Shareholders of SmallCap Asia Growth Fund at the close of business on ______ ___, 2000 (the "Record Date") will be entitled to be present and give voting instructions for SmallCap Asia Growth Fund at the Meeting with respect to their shares owned as of that Record Date. As of the Record Date, ______ shares of SmallCap Asia Growth Fund were outstanding and entitled to vote.

     Approval of the Reorganization requires the affirmative vote of a majority of the outstanding shares of SmallCap Asia Growth Fund.

     The presence in person or by proxy of the holders of one-third of the shares of stock of the corporation entitled to vote (without regard to class) shall constitute a quorum at any meeting of the stockholders.

     If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the meeting for purposes of calculating the vote on any matter. As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganization.

     The Funds expect that, before the meeting, broker-dealer firms holding shares of the Funds in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, the Funds understand that the broker-dealers that are members of the New York Stock Exchange may vote on the items to be considered at the meeting on behalf of their customers and beneficial owners under the rules of the New York Stock Exchange.

     To the knowledge of Pilgrim SmallCap Asia Growth Fund, Inc., as of November 1, 2000, no current Director owns 1% or more of the outstanding shares of SmallCap Asia Growth Fund, and the officers and Directors own, as a group, less than 1% of the shares of SmallCap Asia Growth Fund.

     Appendix E hereto lists the persons that, as of November 1, 2000, owned beneficially or of record 5% or more of the outstanding shares of any Class Asia-Pacific Equity Fund. As of November 1, 2000, no person owned beneficially or of record 5% or more of the outstanding shares of any Class of the SmallCap Asia Growth Fund.

OTHER MATTERS TO COME BEFORE THE MEETING

     Pilgrim SmallCap Asia Growth Fund, Inc. does not know of any matters to be presented at the meeting other than those described in this Proxy
Statement/Prospectus. If other business should properly come before the meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

     Pilgrim SmallCap Asia Growth Fund, Inc. is not required to hold regular annual meetings and, in order to minimize their costs, do not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by SmallCap Asia Growth Fund's management. Therefore it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

     ING Pilgrim Investments will furnish, without charge, a copy of the most recent Annual Report regarding SmallCap Asia Growth Fund and the most recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed to Pilgrim at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or at (800) 992-0180.

     In order that the presence of a quorum at the meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

                                         James M. Hennessy,
                                         Secretary

___________, 2000
7337 East Doubletree Ranch Road
Scottsdale, Arizona  85258

                                   APPENDIX A

     Set forth below is an excerpt from Pilgrim Asia-Pacific Equity Fund's Annual Report dated June 30, 2000, regarding the fund's performance.

MANAGEMENT TEAM WITH HSBC AMERICAS AND HSBC HONG KONG: David Stuart, Regional CIO, Asia Pacific; Man-Wing Chung, CIO, Asia ex-Japan Equities; Marcus Pakenham, Director; Sam Lau, Director; Richard Wong, Associate Director; Leilani Lam, Associate Director; Simon Yap, Associate Director; Seng-Keong Wan, Senior Investment Manager; Vernon Yu, Senior Investment Manager; Losa Mak, Investment Manager; Krista Yue, Investment Manager.

GOAL: The Asia-Pacific Equity Fund (the "Fund" or "Asia-Pacific Equity") seeks long-term capital appreciation by investing in equity securities listed on stock exchanges in the Asia-Pacific region or issued by companies based in this region.

MARKET OVERVIEW: During the year ended June 30, 2000, rallies in the US and Nasdaq helped performances of a few equity markets before the millennium. However, profit taking and concerns on interest rate hikes erased some of the gains entering into 2000. Hong Kong was the best performer, up 19.4% on the Hang Seng Index. However, the index registered declines both on a six-month and quarterly basis on concerns over the valuation of high tech stocks and rising US interest rates. June saw a rebound as softer economic numbers from the US prompted hopes of interest rate peaking. Malaysia (+2.8%) posted gains, initially on MSCI reinclusion but succumbed to profit taking following downgrades by major brokers after its outperformance. For the one year ended June 30, 2000, the rest of the Asian market underperformed. Taiwan (-2.4%) eased on political concerns despite buying from government-related funds. Singapore DBS50 (-6.0%) feel in the absence of a fresh catalyst for re-rating even as the country's safe haven status remained intact. Korea (-7.0%) eased predominately due to redemption-driven selling by investment trust companies. But June saw a turning in sentiment as both retail and foreign investors stepped up their buying ahead of the historical summit meeting between North and South Korean leaders. Indonesia (-22.2%) abated on MSCI-related asset allocation shift, political uncertainty, religious clashes and a weakening currency. Thailand (-37.6%) dived on concerns over the slow progress of bad debt restructuring in the banking sector, announcements of equity capital raising, and increasing policies uncertainties.

The better-than-expected corporate earnings and positive economic number (1Q00 GDP +5.2%) were largely ignored. Philippines (-38.3%) tumbled on disappointing macro picture, faltering public confidence in President Estrada, the failure to quickly resolve the Sipidan hostage crisis and the heightened tension between the Muslim extremists and the government.

PERFORMANCE: For the year ended June 30, 2000, the Fund's Class A shares, excluding sales charges, provided a total return of 0.14% compared to 14.40% for the Morgan Stanley Capital International All Countries Far East Free ex-Japan Index (the "MSCI"), a performance measurement of Far East markets excluding Japan.

PORTFOLIO SPECIFICS: The overweight positions in technology issues performed well until late March as the Nasdaq Index fell significantly. Investors were concerned about the increasingly high valuation of tech-related counters and began switching back into "old economy" stocks. Looking ahead, we will increase exposure to Singapore (valuation improved favorably) and Korea (government measures averted potential financial systemic risk). We will reduce our overweight in Taiwan in the absence of fresh catalyst. We are cautious on Hong Kong based on valuation and interest rate outlook. However, we are turning bullish on China and will look for value stocks. In terms of stock selection, we started to look at banks and financials in anticipation of peaking interest rates in Asia.

MARKET OUTLOOK: The domestic fundamental within Asia remain positive with strong economic recovery, rising domestic demand, healthy earnings growth and reasonable market valuations. On the other hand, we are wary that investors have recently become a little complacent about interest rates and that global equity markets can therefore still be negatively surprised by strong US economic data. If the correction happens, Asian exchanges may take a big hit. Once there are clearer signals that interest rates are peaking and soft landing is being achieved, we will turn more constructive on Asian equities with a basis/preference for the high growth economies/markets.

                                      9/1/95      6/96      6/97       6/98        6/99     6/30/00
                                      ------      ----      ----       ----        ----     -------
Pilgrim Asia-Pacific Equity Fund
    Class A With Sales Charge        $10,000    $ 9,780    $10,345    $ 4,221    $ 6,833    $ 6,843
Pilgrim Asia-Pacific Equity Fund
    Class A Without Sales Charge      10,000     10,376     10,976      4,479      7,250      7,260
MSCI Far East Free Ex-Japan Index     10,000     11,382     14,501     18,157     18,565     21,238

        AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2000

                                                                 SINCE INCEPTION
                                            1 YEAR     3 YEAR        9/1/95
                                            ------     ------        ------
Including Sales Charge:
   Class A(1)                               -5.62%     -14.41%       -7.54%
   Class B(2)                               -5.71%     -14.53%       -7.56%
   Class M(3)                               -3.96%     -14.47%       -7.65%

Excluding Sales Charge:
   Class A                                   0.14%     -12.87%       -6.40%
   Class B                                  -0.71%     -13.66%       -7.17%
   Class M                                  -0.42%     -13.45%       -6.97%

   MSCI Far East Free Ex-Japan Index        14.40%      13.50%       16.86%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim Asia-Pacific Equity Fund against the MSCI Far East Ex-Japan Index. The index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charge and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the maximum sales load.

Total returns reflect the fact that the Investment Adviser has contractually agreed to waive or defer its management fee and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no deferral to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS LETTER CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%

(2) Reflects deduction of the Class B deferred sales charge of 5%, 3% and 2%, respectively, for the 1 year, 3 year and since inception returns.

(3)  Reflects deduction of the Class M maximum sales charge of 3.50%.

PRINCIPAL RISK FACTOR(S): International investing does pose special risks, including currency fluctuation, economic and political risks not found in investments that are solely domestic. There are also risks associated with investing in a specialized regional fund. Currency devaluation in any one country may have a significant effect on the entire region. Increased political or social unrest in some or all Asian countries could cause further economic and market uncertainty.

                                   APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _____________, 2001, by and between Pilgrim Advisory Funds, Inc., a Maryland corporation (the "Acquiring Company") with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, on behalf of its series, Pilgrim Asia-Pacific Equity Fund (the "Acquiring Fund"), and Pilgrim SmallCap Asia Growth Fund, Inc., a Maryland corporation (the "Acquired Company") with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, on behalf of its sole series, Pilgrim SmallCap Asia Growth Fund (the "Acquired Fund").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A and Class B shares of common stock ($1.00 par value) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Directors of the Acquiring Company have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Directors of the Acquired Company, have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A and Class B Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring

Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A and Class B Acquiring Fund Shares to be so credited to Class A and Class B Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A and Class B shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A and Class B Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

     1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

     2.2. The net asset value of a Class A and Class B Acquiring Fund Share shall be the net asset value per share computed with respect to that class as the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

     2.3. The number of the Class A and Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A and Class B shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4. All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to confirmation by the Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be _____ ___, 2001, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

     3.2. The Acquired Fund shall direct Brown Brothers Harriman & Co., as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), shall direct the Custodian to deliver as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3. The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A and Class B shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Acquired Company, the Acquired Company on behalf of the Acquired Fund represents and warrants to the Acquiring Company as follows:

     (a) The Acquired Fund is duly organized as a series of the Acquired Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power under the Acquired Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) The Acquired Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquired Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Company on behalf of the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Company on behalf of the Acquired Fund is a party or by which it is bound;

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Company on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Company on behalf of the Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Fund at December 31, 1999, have been audited by KPMG LLP, independent auditors, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (j) Since December 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph
3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Acquired Company on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2. Except as has been disclosed to the Acquired Fund in a written statement executed by an officer of the Acquiring Company on behalf of the Acquiring Fund, the Acquiring Company on behalf of the Acquiring Fund represents and warrants to the Acquired Company as follows:

     (a) The Acquiring Fund is duly organized as a series of the Acquiring Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power under the Acquiring Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) The Acquiring Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company on behalf of the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Company on behalf of the Acquiring Fund is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by the Acquired Company on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Company on behalf of the Acquiring Fund or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Acquiring Company on behalf of the Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Fund at June 30, 2000, have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (i) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation (including the taxable year including the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Acquiring Company on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Class A and Class B Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

     (o) The information to be furnished by the Acquiring Company on behalf of the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Fund covenants that the Class A and Class B Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A and Class B Acquiring Fund Shares received at the Closing.

     5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9. The Acquired Company on behalf of the Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Company on behalf of the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Company's on behalf of the Acquired Fund's title to and possession of the Acquiring Fund's Shares to be delivered hereunder, and (b) the Acquiring Company's on behalf of the Acquiring Fund's title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

     5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Company on behalf of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Company's election, to the performance by the Acquiring Company on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Acquiring Company on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. The Acquiring Company shall have delivered to the Acquired Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Company and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Company on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Company shall reasonably request;

     6.3. The Acquiring Company on behalf of the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Company on behalf of the Acquiring Fund on or before the Closing Date; and

     6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Company on behalf of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Acquiring Company's election, to the performance by the Acquired Company on behalf of the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of the Acquired Company on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The Acquired Company on behalf of the Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired Company;

     7.3. The Acquired Company shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Company and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Company on behalf of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Company shall reasonably request;

     7.4. The Acquired Company on behalf of the Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Company on behalf of the Acquired Fund on or before the Closing Date;

     7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

     7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund or the Acquiring Company on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Company's Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Company. Notwithstanding anything herein to the contrary, neither the Acquiring Company nor the Acquired Company may waive the conditions set forth in this paragraph 8.1;

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Company or the Acquired Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5. The parties shall have received the opinion of Dechert addressed to the Acquired Company and the Acquiring Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Acquiring Company and the Acquired Company. Notwithstanding anything herein to the contrary, neither the Acquiring Company nor the Acquired Company may waive the condition set forth in this paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

     9.1. The Acquired Company on behalf of the Acquired Fund and the Acquiring Company on behalf of the Acquiring Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquired and Acquiring Funds, and (2) half are borne by the Acquired and Acquiring Funds and will be paid by the Acquired Fund and Acquiring Fund pro rata based upon the relative net assets of the Acquired Fund and the Acquiring Fund as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1. The Acquiring Company and the Acquired Company agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION

     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors of the Acquired Fund or the Board of Directors of the Acquiring Company at any time prior to the Closing Date, if circumstances should develop that, in the opinion of either Board, make proceeding with the Agreement inadvisable.

12.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Company and the Acquiring Company; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A and Class B Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Acquiring Company or to the Acquired Company, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, attn: James M. Hennessy, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest: PILGRIM ADVISORY FUNDS, INC. on behalf of its PILGRIM ASIA-PACIFIC EQUITY series

                                   By:
--------------------------------        ----------------------------------------
SECRETARY                          Title:
                                          --------------------------------------


Attest:                            PILGRIM SMALLCAP ASIA GROWTH FUND, INC.
                                   on behalf of its sole series

                                   By:
--------------------------------        ----------------------------------------
SECRETARY                          Title:
                                          --------------------------------------

                                   APPENDIX C

        ADDITIONAL INFORMATION REGARDING PILGRIM ASIA-PACIFIC EQUITY FUND
                                SHAREHOLDER GUIDE

PIlGRIM PURCHASE OPTIONS(TM)

     This Proxy Statement/Prospectus relates to two separate classes of the Fund, Class A and Class B, each of which represents an identical interest in the Fund's investment portfolio, but are offered with different sales charges and distribution fee (Rule 12b-1) arrangements. As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of the Fund shares that will be issued to you in the Reorganization will be the same as those that apply to SmallCap Asia Growth Fund shares held by you immediately prior to the Reorganization, and the period that you held shares of SmallCap Asia Growth Fund will be included in the holding period of the Fund for purposes of calculating contingent deferred sales charges and determining conversion rights. Purchases of the shares of the Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

     The sales charges and fees for each class of shares of the Fund are shown and contrasted in the chart below.

                                                         CLASS A      CLASS B
                                                         -------      -------
     Maximum Initial Sales Charge on Purchases           5.75%(1)     None
     Contingent Deferred Sales Charge ("CDSC")           None(2)      5.00%(3)
     Annual Service and Distribution (12b-1) Fees (4)    0.25%        1.00%
     Maximum Purchase                                    Unlimited    $250,000
     Automatic Conversion to Class A                     N/A          8 Years(5)

----------
(1)  Reduced for purchases of $50,000 and over.
(2) For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares. See "Class A Shares: Initial Sales Charge Alternative" in this Appendix C.
(3) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in this Appendix C.
(4)  Annual asset-based distribution charge.
(5) Class B shares of the Fund issued to shareholders of SmallCap Asia Growth Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of SmallCap Asia Growth Fund.

     The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined.

     CLASS A SHARES: INITIAL SALES CHARGE ALTERNATIVE. Class A shares of the Fund are sold at the net asset value ("NAV") per share in effect plus a sales charge as described in the following table. For waivers or reductions of the Class A shares sales charges, see "Special Purchases without a Sales Charge" and "Reduced Sales Charges" below.

                                     AS A % OF THE
         YOUR INVESTMENT             OFFERING PRICE        AS A %
         ---------------             --------------        ------
         Less than $50,000                5.75%             6.10%
         $50,000 - $99,999                4.50%             4.71%
         $100,000 - $249,999              3.50%             3.63%
         $250,000 - $499,999              2.50%             2.56%
         $500,000 - $1,000,000            2.00%             2.04%

     There is no initial sales charge on purchases of $1,000,000 or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                                          PERIOD DURING
         YOUR INVESTMENT                    CDSC        WHICH CDSC APPLIES
         ---------------                    ----        ------------------

         $1,000,000 - $2,499,999            1.00%            2 years
         $2,500,000 - $4,999,999            0.50%            1 year
         $5,000,000 and over                0.25%            1 year

     Class A shares of the Fund issued in connection with the Reorganization with respect to Class A shares of SmallCap Asia Growth Fund that were subject to a CDSC at the time of the Reorganization, will be subject to a CDSC of up to 1% from the date of purchase of the original shares of SmallCap Asia Growth Fund.

     REDUCED SALES CHARGES. An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of the Fund or other open-end funds in the Pilgrim funds which offer Class A shares, or shares with front-end sales charges ("Participating Funds") by completing the Letter of Intent section of an Application to purchase Fund shares. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter of Intent amount multiplied by the maximum sales charge imposed on purchases of the Fund and class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the Statement of Additional Information for the Fund for details on the Letter of Intent option or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

     A sales charge may also be reduced by taking into account the current value of your existing holdings in the Fund or any other open-end funds in the Pilgrim funds (excluding Pilgrim Money Market Fund) ("Rights of Accumulation"). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim funds which impose a CDSC may be combined with Class A shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of the fund which imposes a CDSC.

     SPECIAL PURCHASES WITHOUT A SALES CHARGE. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent at (800) 992-0180, or see the Statement of Additional Information for the Fund.

     CLASS B SHARES: DEFERRED SALES CHARGE ALTERNATIVE. Class B shares are offered at their NAV per share without any initial sales charge. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of the Fund are subject to a distribution fee at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution fees of Class A shares. The higher distribution fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. The amount of the CDSC is based on the lesser of the NAV of the Class B shares at the time of purchase or redemption. There is no CDSC on Class B shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

         YEAR OF REDEMPTION AFTER PURCHASE               CDSC
         ---------------------------------               ----
         First                                           5%
         Second                                          4%
         Third                                           3%
         Fourth                                          3%
         Fifth                                           2%
         Sixth                                           1%
         After Sixth Year                                None

     Class B shares will automatically convert into Class A shares approximately eight years after purchase. Class B shares of the Fund issued in connection with the Reorganization with respect to Class B shares of SmallCap Asia Growth Fund will convert to Class A shares eight years after the purchase of the original shares of SmallCap Asia Growth Fund. For additional information on the CDSC and the conversion of Class B, see the Fund's Statement of Additional Information.

     WAIVERS OF CDSC. The CDSC will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

     1) The CDSC will be waived in the case of redemption following the death or permanent disability of a shareholder if made within one year of death or initial determination of permanent disability. The waiver is available only for those shares held at the time of death or initial determination of permanent disability.

     2) The CDSC also may be waived for Class B shares redeemed pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

     3) The CDSC also will be waived in the case of mandatory distributions from a tax-deferred retirement plan or an IRA.

     If you think you may be eligible for a CDSC waiver, contact the Shareholder Servicing Agent at (800) 992-0180.

     REINSTATEMENT PRIVILEGE. Class B shareholders who have redeemed their shares in any open-end Pilgrim fund may reinvest some or all of the proceeds in the same share Class within 90 days without a sales charge. Reinstated Class B shares will retain their original cost and purchase date for purposes of the

CDSC. This privilege can be used only once per calendar year. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

     RULE 12b-1 PLAN. The Fund has a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to each class of shares of the Fund ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, ING Pilgrim Securities, Inc. (the "Distributor") may receive from the Fund an annual fee in connection with the offering, sale and shareholder servicing of the Fund's Class A and Class B shares.

     DISTRIBUTION AND SERVICING FEES. As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of the Fund and in connection with services rendered to shareholders of the Fund, the Fund pays the Distributor servicing fees and distribution fees up to the annual rates set forth below (calculated as a percentage of the Fund's average daily net assets attributable to that class):

                             SERVICING FEE             DISTRIBUTION FEE
                             -------------             ----------------
         Class A             0.25%                     None
         Class B             0.25%                     0.75%

     Fees paid under the Rule 12b-1 Plan may be used to cover the expenses of the Distributor from the sale of Class A and Class B shares of the Fund, including payments to Authorized Dealers, and for shareholder servicing. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     OTHER EXPENSES. In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation costs, and the compensation of Directors who are not affiliated with ING Pilgrim Investments, Inc. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

     PURCHASING SHARES. The Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000.00 ($250.00 for IRA's). The minimum initial investment in the Fund is $1,000 ($250 for IRAs), and the minimum for additional investment in the Fund is $100. The minimum initial investment for a pre-authorized retirement plan is $100, plus monthly investments of at least $100.

     The Fund and the Distributor reserve the right to reject any purchase order. Please note cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. ING Pilgrim Investments, Inc. reserves the right to waive minimum investment amounts.

     PRICE OF SHARES. When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

     DETERMINATION OF NET ASSET VALUE. The NAV of each class of the Fund's shares is determined daily as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. New York City time) on each day that it is open for business. The NAV of each class represents that class' pro rata share of that Fund's net assets as adjusted for any class specific expenses (such as fees under a Rule 12b-1 plan), and divided by that class' outstanding shares. In general, the value of the Fund's assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed reliable. The NAV per share of each class of the Fund will fluctuate in response to changes in market conditions and other factors. Portfolio securities for which market quotations are readily available are stated at market value. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. For information on valuing foreign securities, see the Fund's Statement of Additional Information.

     PRE-AUTHORIZED INVESTMENT PLAN. You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, contact the Shareholder Servicing Agent at (800) 992-0180.

     RETIREMENT PLANS. The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. Also available are prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust - Kansas City ("SSB") acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodian fee annually for the maintenance of such accounts.

     EXECUTION OF REQUESTS. Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "Purchase of Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), the shares will not be credited until the next business day.

     You will receive a confirmation of each new transaction in your account, which also will show you the number of shares of the Fund you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

     TELEPHONE ORDERS. The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions. Telephone redemptions may be executed on all accounts other than retirement accounts.

EXCHANGE PRIVILEGES AND RESTRICTIONS

     An exchange privilege is available. Exchange requests may be made in writing to the Transfer Agent or by calling the Shareholder Servicing Agent at
(800) 992-0180. There is no specific limit on exchange frequency; however, the Fund is intended for long term investment and not as a trading vehicle. ING Pilgrim Investments reserves the right to prohibit excessive exchanges (more than four per year). ING Pilgrim Investments reserves the right, upon 60 days' prior notice, to restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

     Shares of one Class of the Fund generally may be exchanged for shares of that same Class of any other open-end Pilgrim fund or ING fund without payment of any additional sales charge. In most instances if you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. Shareholders exercising the exchange privilege with any other open-end Pilgrim fund or ING fund should carefully review the Prospectus of that fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. You will automatically be assigned the telephone exchange privilege unless you mark the box on the Account Application that signifies you do not wish to have this privilege. The exchange privilege is only available in states where shares of the fund being acquired may be legally sold.

     You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

     SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

     SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

HOW TO REDEEM SHARES

     Shares of the Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

     SYSTEMATIC WITHDRAWAL PLAN. You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $100 or more made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. For additional information, contact the Shareholder Servicing Agent at (800) 992-0180, or see the Fund's Statement of Additional Information.

     PAYMENTS. Payment to shareholders for shares redeemed or repurchased ordinarily will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared which may take up to 15 days or more. To reduce such delay, all purchases should be made by bank wire or federal funds. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash harmful to the Fund, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

                             MANAGEMENT OF THE FUND

     INVESTMENT MANAGER. ING Pilgrim Investments has overall responsibility for the management of the Fund. The Fund and ING Pilgrim Investments have entered into an agreement that requires ING Pilgrim Investments to provide or oversee all investment advisory and portfolio management services for the Fund. ING Pilgrim Investments provides the Fund with office space, equipment and personnel necessary to administer the Fund. The agreement with ING Pilgrim Investments can be canceled by the Board of Directors of the Fund upon 60 days' written notice. Organized in December 1994, ING Pilgrim Investments is registered as an investment adviser with the Securities and Exchange Commission. As of September 30, 2000, ING Pilgrim Investments managed over $20.7 billion in assets. ING Pilgrim Investments bears its expenses of providing the services described above. Investment management fees are computed and accrued daily and paid monthly.

     PARENT COMPANY AND DISTRIBUTOR. ING Pilgrim Investments and the Distributor are indirect, wholly-owned subsidiaries of ING Group N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with almost 100,000 employees.

     SHAREHOLDER SERVICING AGENT. ING Pilgrim Group, Inc. serves as Shareholder Servicing Agent for the Fund. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. The Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

     PORTFOLIO TRANSACTIONS. ING Pilgrim Investments will place orders to execute securities transactions that are designed to implement the Fund's investment objectives and policies. ING Pilgrim Investments will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, ING Pilgrim Investments may consider brokerage and research services provided by a broker to ING Pilgrim Investments or its affiliates, and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if ING Pilgrim Investments determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, ING Pilgrim Investments may place securities transactions with brokers that provide certain services to the Fund. ING Pilgrim Investments also may consider a broker's sale of Fund shares if ING Pilgrim Investments is satisfied that the Fund would receive best execution of the transaction from that broker.

                        DIVIDENDS, DISTRIBUTIONS & TAXES

     DIVIDENDS AND DISTRIBUTIONS. The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund pays dividends and capital gains, if any, annually. Dividends and distributions will be determined on a Class basis.

     Any dividends and distributions paid by the Fund will be automatically reinvested in additional shares of the respective Class of that Fund, unless you elect to receive distributions in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment. You may, upon written request or by completing the appropriate section of the Account Application in the Pilgrim Prospectus, elect to have all dividends and other distributions paid on a Class A or B account in the Fund invested into a Pilgrim fund or ING fund which offers the same Class of shares.

     FEDERAL TAXES. The following information is meant as a general summary for U.S. shareholders. Please see the Fund's Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

     The Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

     Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

     You will receive an annual statement summarizing your dividend and capital gains distributions.

     If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

     There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

     As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS

The information in the table below has been audited by KPMG LLP, independent auditors. Selected data for a share of beneficial interest outstanding throughout each period.

                                                               Class A
                                             --------------------------------------------
                                                                                 Sept. 1,
                                                                                 1995 to
                                                    Year Ended June 30,          June 30,
                                              2000     1999     1998     1997    1996(1)
                                              ----     ----     ----     ----    -------
Per Share Operating Performance:
 Net asset value, beginning of period   $      7.22     4.46    10.93    10.35    10.00
 Income from investment operations:
 Net investment income (loss)           $     (0.05)      --     0.03     0.02     0.03
 Net realized and unrealized gain
 (loss) on investments                  $      0.06     2.76    (6.50)    0.58     0.34
 Total from investment operations       $      0.01     2.76    (6.47)    0.60     0.37
 Less distributions from:
 Net investment income                  $        --       --       --       --       --
 In excess of net investment income     $        --       --       --       --     0.02
 Tax return of capital                  $        --       --       --     0.02       --
 Net asset value, end of period         $      7.23     7.22     4.46    10.93    10.35
 Total Return(2)                        %      0.14    61.88   (59.29)    5.78     3.76
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $    11,726   14,417   11,796   32,485   18,371
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                    %      2.11     2.00     2.00     2.00     2.00
 Gross expenses prior to expense
 reimbursement(3)                       %      2.55     2.98     2.80     2.54     3.47
 Net investment income (loss) after
 expense reimbursement(3)(4)            %     (0.56)    0.01     0.38     0.00     0.33
 Portfolio turnover rate                %       138      111       81       38       15


                                                                 Class B
                                               --------------------------------------------
                                                                                   Sept. 1,
                                                                                   1995 to
                                                           Year Ended June 30,     June 30,
                                                2000   1999      1998      1997    1996(1)
                                                ----   ----      ----      ----    -------
Per Share Operating Performance:
 Net asset value, beginning of period   $      7.02     4.37     10.83     10.31     10.00
 Income from investment operations:
 Net investment income (loss)           $     (0.11)   (0.04)    (0.03)    (0.07)    (0.01)
 Net realized and unrealized gain
 (loss) on investments                  $      0.06     2.69     (6.43)     0.59      0.32
 Total from investment operations       $     (0.05)    2.65     (6.46)     0.52      0.31
 Less distributions from:
 Net investment income                  $        --       --        --        --        --
 In excess of net investment income     $        --       --        --        --        --
 Tax return of capital                  $        --       --        --        --        --
 Net asset value, end of period         $      6.97     7.02      4.37     10.83     10.31
 Total Return(2)                        %     (0.71)   60.64    (59.65)     5.04      3.19
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $    12,228   12,959     9,084    30,169    17,789
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                    %      2.86     2.75      2.75      2.75      2.75
 Gross expenses prior to expense
 reimbursement(3)                       %      3.30     3.73      3.55      3.29      4.10
 Net investment income (loss) after
 expense reimbursement(3)(4)            %     (1.31)   (0.74)    (0.39)    (0.79)    (0.38)
 Portfolio turnover rate                %       138      111        81        38        15

                                                                    Class M
                                               ---------------------------------------------------
                                                                                     Sept. 1,
                                                       Year Ended June 30,            1995 to
                                               2000      1999    1998      1997   June 30, 1996(1)
                                               ----      ----    ----      ----   ----------------
Per Share Operating Performance:
 Net asset value, beginning of period   $       7.07     4.40    10.86     10.32       10.00
 Income from investment operations:
 Net investment income (loss)           $      (0.11)   (0.02)      --     (0.05)         --
 Net realized and unrealized gain
 (loss) on investments                  $       0.08     2.69    (6.46)     0.59        0.33
 Total from investment operations       $      (0.03)    2.67    (6.46)     0.54        0.33
 Less distributions from:
 Net investment income                  $         --       --       --        --         --
 In excess of net investment income     $         --       --       --        --        0.01
 Tax return of capital                  $         --       --       --        --         --
 Net asset value, end of period         $       7.04     7.07     4.40     10.86       10.32
 Total Return(2)                        %      (0.42)   60.68   (59.48)     5.26        3.32
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $      3,749    5,184    4,265    11,155       6,476
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                    %       2.61     2.50     2.50      2.50        2.50
 Gross expenses prior to expense
 reimbursement(3)                       %       3.05     3.48     3.30      3.04        3.88
 Net investment income (loss) after
 expense reimbursement(3)(4)            %      (1.06)   (0.49)   (0.07)    (0.55)      (0.16)
 Portfolio turnover rate                %        138      111       81        38          15

----------
(1)  The Fund commenced operations on September 1, 1995.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                                   APPENDIX D

     The following is a list of the ING Funds, which are managed by an affiliate of ING Pilgrim Investments, and Pilgrim Funds, and the classes of shares of each Fund that are expected to be offered at or shortly after the Reorganization:

FUND                                                         CLASSES OFFERED
----                                                         ---------------

ING FUNDS

U.S. EQUITY
Internet Fund                                                A, B and C
Tax Efficient Equity Fund                                    A, B and C

GLOBAL/INTERNATIONAL EQUITY
European Equity Fund                                         A, B and C
Global Communications Fund                                   A, B and C
Global Information Technology Fund                           A, B and C

FIXED INCOME
High Yield Bond Fund                                         A, B and C
Intermediate Bond Fund                                       A, B and C
Money Market Fund                                            A, B, C and I
National Tax-Exempt Bond Fund                                A, B and C

PILGRIM FUNDS
U.S. EQUITY
Balanced Fund                                                A, B, C, Q and T
Bank and Thrift Fund                                         A and B
Convertible Fund                                             A, B, C and Q
Corporate Leaders Trust Fund                                 A
Growth and Income Fund                                       A, B, C and Q
Growth + Value Fund                                          A, B, C and Q
Growth Opportunities Fund                                    A, B, C, Q, I and T
LargeCap Growth Fund                                         A, B, C and Q
MagnaCap Fund                                                A, B, C, Q and M
MidCap Growth Fund                                           A, B, C and Q
MidCap Opportunities Fund                                    A, B, C, Q and I
Research Enhanced Index Fund                                 A, B, C, Q and I
SmallCap Growth Fund                                         A, B, C, Q
SmallCap Opportunities Fund                                  A, B, C, Q, I and T

GLOBAL/INTERNATIONAL EQUITY
Asia-Pacific Equity Fund                                     A, B and M
Emerging Countries Fund                                      A, B, C and Q
Gold Fund (to be renamed Precious Metals Fund)               A
International Fund                                           A, B, C and Q
International Core Growth Fund                               A, B, C and Q
International SmallCap Growth Fund                           A, B, C and Q
International Value Fund                                     A, B, C and Q
Troika Dialog Russia Fund                                    A
Worldwide Growth Fund                                        A, B, C and Q

FIXED INCOME
GNMA Income Fund                                             A, B, C, Q, M and T
High Yield Fund                                              A, B, C, Q and M
High Yield Fund II                                           A, B, C, Q and T
Lexington Money Market Trust                                 A
Pilgrim Money Market Fund                                    A, B and C
Strategic Income Fund                                        A, B, C and Q

                                   APPENDIX E

     As of November 1, 2000, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of Asia-Pacific Equity Fund:

                                                                                             PERCENTAGE
                                               CLASS AND TYPE    PERCENTAGE    PERCENTAGE    OF FUND AFTER
FUND                   ADDRESS                 OF OWNERSHIP      OF CLASS      OF FUND       REORGANIZATION
----                   -------                 ------------      --------      -------       --------------
Pilgrim Asia-Pacific   G Appel Investors       Class A
Equity Fund            150 Great Neck Rd.,     Record Holder     9.48%         4.20%         ______%
                       Ste. 301
                       Great Neck, NY  11021

     As of November 1, 2000, no person owned beneficially or of record 5% or more of the outstanding shares of the specified Class of SmallCap Asia Growth Fund.

                                     PART B

                         PILGRIM INVESTMENT FUNDS, INC.

--------------------------------------------------------------------------------

                       Statement of Additional Information

                                ___________, 2001

--------------------------------------------------------------------------------

Acquisition of the Assets and Liabilities of       By and in Exchange for Shares of
Pilgrim SmallCap Asia Growth Fund                  Pilgrim Asia-Pacific Equity Fund
7337 East Doubletree Ranch Road                    (a series of Pilgrim Advisory Funds, Inc.)
Scottsdale, Arizona 85258                          7337 East Doubletree Ranch Road
                                                   Scottsdale, Arizona 85258

     This Statement of Additional Information is available to the Shareholders of Pilgrim SmallCap Asia Growth Fund in connection with a proposed transaction whereby all of the assets and liabilities of Pilgrim SmallCap Asia Growth Fund will be transferred to Pilgrim Asia-Pacific Equity Fund, a series of Pilgrim Advisory Funds, Inc., in exchange for shares of Pilgrim Asia-Pacific Equity Fund.

     This Statement of Additional Information of the Pilgrim Advisory Funds, Inc. consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for Pilgrim Asia-Pacific Equity Fund dated November 1, 2000, as filed on November 1, 2000, and the Statement of Additional Information for Pilgrim SmallCap Asia Growth Fund dated November 1, 2000, as filed on November 1, 2000.

2. The Financial Statements of Pilgrim Asia-Pacific Equity Fund are included in the Annual Report of Pilgrim Advisory Funds, Inc. dated June 30, 2000, as filed on September 7, 2000.

3. The Financial Statements of Pilgrim SmallCap Asia Growth Fund are included in the Annual Report of Pilgrim SmallCap Asia Growth Fund, Inc. dated December 31, 1999, as filed on February 28, 2000.

4. The Financial Statement of Pilgrim SmallCap Asia Growth Fund are included in the Semi-Annual Report of Pilgrim SmallCap Asia Growth Fund, Inc. dated June 30, 2000, as filed on August 31, 2000.

     This Statement of Additional Information is not a Prospectus. A Proxy Statement/Prospectus dated ________ ___, 2001, relating to the reorganization of Pilgrim SmallCap Asia Growth Fund may be obtained, without charge, by writing to ING Pilgrim at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or calling (800) 992-0180. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

PRO FORMA FINANCIAL STATEMENTS

     Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the reorganization is consummated, as of June 30, 2000. The first table presents Statements of Assets and Liabilities (unaudited) for each Fund and pro forma figures for the combined Fund. The second table presents Statements of Operations (unaudited) for each Fund and pro forma figures for the combined Fund. The third table presents Portfolio of Investments (unaudited) for each Fund and pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2000 (UNAUDITED)

                                                                ASIA           SMALLCAP       PRO FORMA         PRO FORMA
                                                               PACIFIC       ASIA GROWTH     ADJUSTMENTS         COMBINED
                                                             ------------    ------------    ------------      ------------
ASSETS:
Investments in securities at market value*                   $ 27,574,363    $ 10,266,792                      $ 37,841,155
Foreign currency**                                                     --          84,863                            84,863
Cash                                                                   --         674,904                           674,904
Receivables:
 Fund shares sold                                                 280,549         182,500                           463,049
 Dividends and interest                                            39,207          29,024                            68,231
 Investment securities sold                                       288,184         167,246                           455,430
Due from affiliate                                                     --          83,518                            83,518
Prepaid expenses                                                   15,814             480                            16,294
                                                             ------------    ------------    ------------      ------------
 Total Assets                                                  28,198,117      11,489,327              --        39,687,444
                                                             ------------    ------------    ------------      ------------
LIABILITIES:
Payable for fund shares redeemed                                  134,352          16,055                           150,407
Payable to affiliate                                               26,659              --                            26,659
Payable to custodian                                              219,881              --                           219,881
Other accrued expenses and liabilities                            114,845         127,453                           242,298
                                                             ------------    ------------    ------------      ------------
 Total Liabilities                                                495,737         143,508              --           639,245
                                                             ------------    ------------    ------------      ------------
NET ASSETS                                                   $ 27,702,380    $ 11,345,819    $         --      $ 39,048,199
                                                             ============    ============    ============      ============
NET ASSETS CONSIST OF:
 Paid-in capital                                             $ 48,397,703    $ 20,141,769                      $ 68,539,472
 Accumulated net investment loss                                                  (74,696)                          (74,696)
 Accumulated net realized gain (loss) on investments          (23,718,357)     (9,817,134)                      (33,535,491)
 Net unrealized appreciation (depreciation) of investments      3,023,034       1,095,880                         4,118,914
                                                             ------------    ------------    ------------      ------------
 Net Assets                                                  $ 27,702,380    $ 11,345,819    $         --      $ 39,048,199
                                                             ============    ============    ============      ============
CLASS A:
 Net Assets                                                  $ 11,725,688      11,345,819                      $ 23,071,507
 Shares outstanding                                             1,621,404       1,417,153         152,523 (A)     3,191,080
 Net asset value and redemption price per share              $       7.23    $       8.01                      $       7.23
 Maximum offering price per share                            $       7.67    $       8.01                      $       7.67
CLASS B:
 Net Assets                                                  $ 12,227,613             N/A                      $ 12,227,613
 Shares outstanding                                             1,753,705             N/A                         1,753,705
 Net asset value and redemption price per share              $       6.97             N/A                      $       6.97
 Maximum offering price per share                            $       6.97             N/A                      $       6.97
CLASS M:
 Net Assets                                                  $  3,749,079             N/A                      $  3,749,079
 Shares outstanding                                               532,713             N/A                           532,713
 Net asset value and redemption price per share              $       7.04             N/A                      $       7.04
 Maximum offering price per share                            $       7.30             N/A                      $       7.30

*Cost of securities                                          $ 24,528,219    $  9,170,853                      $ 33,699,072
**Cost of foreign currency                                   $         --    $     84,918                      $     84,918

----------
(A) Reflects new shares issued, net of retired shares of the SmallCap Asia Fund.

        See Accompanying Notes to Unaudited Proforma Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                     ASIA          SMALLCAP       PRO FORMA          PRO FORMA
                                                    PACIFIC      ASIA GROWTH     ADJUSTMENTS          COMBINED
                                                 ------------    ------------    ------------       -----------
                                                     YEAR            YEAR            YEAR               YEAR
                                                     ENDED           ENDED           ENDED              ENDED
                                                    30-JUN          30-JUN          30-JUN             30-JUN
                                                     2000            2000            2000               2000
                                                 ------------    ------------    ------------       -----------
INVESTMENT INCOME:
 Dividends, net of foreign taxes                 $    429,859    $    122,968                       $   552,827
 Interest                                              74,595          17,757                            92,352
                                                 ------------    ------------    ------------       -----------
  Total investment income                             504,454         140,725              --           645,179
                                                 ------------    ------------    ------------       -----------
EXPENSES:
 Investment management fees                           413,123         163,677                           576,800
 Distribution expenses                                                                                       --
  Class A                                              34,682              --          33,069 (A)        67,751
  Class B                                             138,885              --                           138,885
  Class M                                              39,665              --                            39,665
 Transfer agent and registrar fees                    119,865          47,791                           167,656
 Shareholder reporting                                 11,979          21,487                            33,466
 Registration and filing fees                          36,084          16,764          (8,382) (B)       44,466
 Recordkeeping and pricing fees                         5,738              --           3,536  (B)        9,274
 Professional fees                                      4,847          39,285         (31,428) (B)       12,704
 Custodian fees                                       126,026          42,510                           168,536
 Shareholder servicing fee                              6,210              --                             6,210
 Directors' fees                                        2,183         105,861        (100,000) (B)        8,044
 Insurance                                              2,068              --                             2,068
 Miscellaneous                                          2,043          13,474                            15,517
 Interest and credit facility fee                       4,822              --                             4,822
 Accounting expenses                                       --           9,341          (9,341) (C)           --
 Computer processing fees                                  --          10,703         (10,703) (C)           --
 Organization expense                                  27,603          17,134                            44,737
                                                 ------------    ------------    ------------       -----------
  Total expenses                                      975,823         488,027        (123,249)        1,340,601
                                                 ------------    ------------    ------------       -----------
  Less waived and reimbursed fees                     145,502         160,554         (70,971) (C)      235,085
                                                 ------------    ------------    ------------       -----------
  Net expenses                                        830,321         327,473         (52,278)        1,105,516
                                                 ------------    ------------    ------------       -----------
  Net investment income (loss)                       (325,867)       (186,748)         52,278          (460,337)
                                                 ------------    ------------    ------------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) from:
  Investments                                       7,546,867       3,584,537                        11,131,404
  Foreign currency transactions                       (47,823)        (87,516)                         (135,339)
 Net change in unrealized appreciation of:
  Investments                                      (5,418,615)     (2,535,669)                       (7,954,284)
  Translation of other assets, liabilities and
   forward contracts denominated in
   foreign currencies                                 305,601          (1,496)                          304,105
                                                 ------------    ------------    ------------       -----------
  Net gain from investments                         2,386,030         959,856              --         3,345,886
                                                 ------------    ------------    ------------       -----------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $  2,060,163    $    773,108    $     52,278       $ 2,885,549
                                                 ============    ============    ============       ===========

----------
(A) Reflects adjustment in expenses due to effects of management contract and 12b-1 plan rates.
(B) Reflects adjustment in expenses due to elimination of duplicative services.
(C) Reflects adjustment to concur with Pilgrim expense structure.

        See Accompanying Notes to Unaudited Proforma Financial Statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)
As of June 30, 2000

    ASIA        SMALLCAP
  PACIFIC      ASIA GROWTH      PRO FORMA
   SHARES        SHARES          SHARES
   ------        ------          ------
                                                  COMMON STOCK: 96.29%

                                                  CHINA: 0.71%
  400,000                        400,000          Great Wall Technology Co.

                                                  HONG KONG: 32.78%
                 400,000         400,000          APT Satellite Holdings, Ltd.
  100,000                        100,000          ASM Pacific Technology
                 123,100         123,100    @ #   Asia World Online, Inc.
  150,000                        150,000          Bank of East Asia Hkd
  420,000                        420,000          Cable & Wireless Hong Kong Telecom, Ltd.
  120,000         26,000         146,000          Cheung Kong Holdings
                  40,000          40,000    @     China Mobile (Hong Kong), Ltd.
2,500,000        950,000       3,450,000          China National Aviation
  150,000                        150,000    @     China Telecom
                 120,000         120,000    @     China Unicom, Ltd.
  140,000         66,000         206,000          Citic Pacific, Ltd.
                  65,000          65,000          CLP Holdings, Ltd.
                 560,000         560,000          CM Telecom International, Ltd.
   70,000                         70,000          Dao Heng Bank Group
               2,300,000       2,300,000    @     Denway Motors, Ltd.
                  24,000          24,000          HSBC Holdings PLC
   95,700         24,200         119,900          Hutchison Whampoa
  750,000                        750,000          JCG Holdings, Ltd.
  750,000                        750,000          NG Fung Hong, Ltd.
  250,000        180,000         430,000    @     Pacific Century Cyberworks, Ltd.
                 160,000         160,000          Shanghai Industrial Holdings, Ltd.
                  34,000          34,000          Swire Pacific, Ltd. "A"
   60,000                         60,000          Television Broadcasts, Ltd.


                                                  INDONESIA: 0.54%
  781,428                        781,428          Matahari Putra Prima
   90,000                         90,000          PT Gudang Garam

                                                  MALAYSIA: 5.87%
                 150,000         150,000    @     Arab Malaysian Finance Bhd
                  76,000          76,000          Commerce Asset Holding Bhd
   80,000                         80,000          Genting Berhad
                 433,000         433,000          IGB Corporation Bhd
   85,000                         85,000          Malayan Bank Berhad
  103,000         65,000         168,000          Resorts World Berhad
   90,000                         90,000          Telekom Malaysia Berhad
  106,000                        106,000          Tenaga Nasional Berhad

                                                  PHILIPPINES: 0.18%
   40,000                         40,000          Bank of Philippine Islands

                                                  SINGAPORE: 11.79%
   33,000                         33,000    @     Chartered Semiconductor
  100,035                        100,035          DBS Group Holdings, Ltd.
                 179,000         179,000          GES International Ltd.
                 253,000         253,000    @     Neptune Orient
                  34,650          34,650          Oversea-Chinese Banking Corporation, Ltd.
   52,000         25,000          77,000    @     Pacific Century Regional Developments, Ltd.
   60,000                         60,000          Singapore Airlines, Ltd.
                  17,000          17,000          Singapore Press Holdings, Ltd.
  200,000                        200,000          Singapore Telecommunication
   68,000                         68,000    @     ST Assembly Test Service

                                                  SOUTH KOREA: 19.06%
   25,000                         25,000          H&CB
   15,000                         15,000    @     Hyundai Electronics
   25,000          7,200          32,200          Korea Electric Power
   20,000          3,000          23,000          Korea Telecom Corp.
                   8,000           8,000          LG Electronics
    3,000                          3,000          Pohang Iron & Steel
    7,200          1,000           8,200          Samsung Electronics Co.
                   9,065           9,065          Samsung Fire & Marine Insurance Company
                  30,000          30,000    @     Shinhan Bank
    1,000         15,000          16,000          SK Telecom Co., Ltd.

                                                  TAIWAN: 23.69%
   58,934        140,000         198,934          Acer Inc. GDR
                  63,000          63,000    @     Advanced Semiconductor Engineering, Inc.
   85,490         46,240         131,730          Asustek Computer, Inc. GDR
   21,415                         21,415          China Steel Corp. GDR
                  91,156          91,156          Compal Electronics, Inc
   25,360        100,000         125,360    @     Far Eastern Textile GDR
   30,890                         30,890    @     Hon Hai Precision Industry Co., Ltd. GDR
   30,327         57,750          88,077          Ritek Corp. GDR
   53,100                         53,100    @     Siliconware Precision ADR
   22,390                         22,390          Synnex Technology
                  14,000          14,000    @     Stark Technology, Inc.
   61,478         58,400         119,878    @     Taiwan Semiconductor ADR
                  80,000          80,000    @     United Microelectronics Corporation, Ltd.
   21,550         75,000          96,550    @     Winbond Electronic Corp GDR

                                                  THAILAND: 1.67%
   27,500                         27,500    @     Advanced Information Services
    7,500                          7,500    @     Siam Cement Public Co.
  200,000                        200,000    @     Thai Farmers Bank

                                                  TOTAL COMMON STOCKS
                                                  (Cost $24,195,851,  $9,170,853,  $33,366,704)

                                                  PREFERRED STOCK: 0.54%
                                                  THAILAND: 0.54%
  410,000                        410,000          Siam Commercial Bank
                                                  TOTAL PREFERRED STOCKS (COST $332,368)

                                                  WARRANTS: 0.08%
                                                  THAILAND: 0.08%
  274,000                        274,000    @     Siam Commercial Bank
                                                  TOTAL WARRANTS (COST $0)

                                                  TOTAL INVESTMENTS IN SECURITIES
                                                  (Cost $24,528,219,  $9,170,853, $33,699,072)
                                                  OTHER ASSETS AND LIABILITIES-NET
                                                  NET ASSETS

                                                                       ASIA                SMALLCAP
                                                                      PACIFIC             ASIA GROWTH              PRO FORMA
                                                                       VALUE                 VALUE                   VALUE
                                                                    ------------          ------------            ------------
COMMON STOCK:  96.29%

CHINA: 0.71%
Great Wall Technology Co.                                           $    277,083                                  $    277,083
                                                                    ------------          ------------            ------------
HONG KONG: 32.78%
APT Satellite Holdings, Ltd.                                                              $    245,028                 245,028
ASM Pacific Technology                                                   374,575                                       374,575
Asia World Online, Inc.                                                                        325,700                 325,700
Bank of East Asia Hkd                                                    350,202                                       350,202
Cable & Wireless Hong Kong Telecom, Ltd.                                 923,995                                       923,995
Cheung Kong Holdings                                                   1,327,689               287,683               1,615,372
China Mobile (Hong Kong), Ltd.                                                                 352,789                 352,789
China National Aviation                                                  455,391               173,059                 628,450
China Telecom                                                          1,322,878                                     1,322,878
China Unicom, Ltd.                                                                             254,778                 254,778
Citic Pacific, Ltd.                                                      732,730               345,451               1,078,181
CLP Holdings, Ltd.                                                                             302,693                 302,693
CM Telecom International, Ltd.                                                                 152,661                 152,661
Dao Heng Bank Group                                                      309,794                                       309,794
Denway Motors, Ltd.                                                                            265,554                 265,554
HSBC Holdings PLC                                                                              274,021                 274,021
Hutchison Whampoa                                                      1,203,079               304,245               1,507,324
JCG Holdings, Ltd.                                                       375,216                                       375,216
NG Fung Hong, Ltd.                                                       401,674                                       401,674
Pacific Century Cyberworks, Ltd.                                         493,875               355,611                 849,486
Shanghai Industrial Holdings, Ltd.                                                             289,415                 289,415
Swire Pacific, Ltd. "A"                                                                        198,896                 198,896
Television Broadcasts, Ltd.                                              400,231                                       400,231
                                                                    ------------          ------------            ------------
                                                                       8,671,329             4,127,584              12,798,913
                                                                    ------------          ------------            ------------
INDONESIA: 0.54%
Matahari Putra Prima                                                      66,961                                        66,961
PT Gudang Garam                                                          145,501                                       145,501
                                                                    ------------          ------------            ------------
                                                                         212,462                    --                 212,462
                                                                    ------------          ------------            ------------
MALAYSIA: 5.87%
Arab Malaysian Finance Bhd                                                                     175,263                 175,263
Commerce Asset Holding Bhd                                                                     220,000                 220,000
Genting Berhad                                                           294,737                                       294,737
IGB Corporation Bhd                                                                            142,434                 142,434
Malayan Bank Berhad                                                      344,473                                       344,473
Resorts World Berhad                                                     281,895               177,895                 459,790
Telekom Malaysia Berhad                                                  310,263                                       310,263
Tenaga Nasional Berhad                                                   345,895                                       345,895
                                                                    ------------          ------------            ------------
                                                                       1,577,263               715,592               2,292,855
                                                                    ------------          ------------            ------------
PHILIPPINES: 0.18%
Bank of Philippine Islands                                                72,139                                        72,139
                                                                    ------------          ------------            ------------
                                                                          72,139                    --                  72,139
                                                                    ------------          ------------            ------------
SINGAPORE: 11.79%
Chartered Semiconductor                                                  288,535                                       288,535
DBS Group Holdings, Ltd.                                               1,285,916                                     1,285,916
GES International Ltd.                                                                         177,035                 177,035
Neptune Orient                                                                                 234,127                 234,127
Oversea-Chinese Banking Corporation, Ltd.                                                      238,485                 238,485
Pacific Century Regional Developments, Ltd.                              710,596               341,242               1,051,838
Singapore Airlines, Ltd.                                                 594,094                                       594,094
Singapore Press Holdings, Ltd.                                                                 265,475                 265,475
Singapore Telecommunication                                              292,994                                       292,994
ST Assembly Test Service                                                 174,823                                       174,823
                                                                    ------------          ------------            ------------
                                                                       3,346,958             1,256,364               4,603,322
                                                                    ------------          ------------            ------------
SOUTH KOREA: 19.06%
H&CB                                                                     585,189                                       585,189
Hyundai Electronics                                                      295,957                                       295,957
Korea Electric Power                                                     775,767               223,428                 999,195
Korea Telecom Corp.                                                      967,500               264,218               1,231,718
LG Electronics                                                                                 223,859                 223,859
Pohang Iron & Steel                                                      254,524                                       254,524
Samsung Electronics Co.                                                2,382,727               330,945               2,713,672
Samsung Fire & Marine Insurance Company                                                        252,037                 252,037
Shinhan Bank                                                                                   282,514                 282,514
SK Telecom Co., Ltd.                                                     327,347               275,115                 602,462
                                                                    ------------          ------------            ------------
                                                                       5,589,011             1,852,116               7,441,127
                                                                    ------------          ------------            ------------
TAIWAN: 23.69%
Acer Inc. GDR                                                            552,506               261,372                 813,878
Advanced Semiconductor Engineering, Inc.                                                       192,279                 192,279
Asustek Computer, Inc. GDR                                               784,367               381,342               1,165,709
China Steel Corp. GDR                                                    291,779                                       291,779
Compal Electronics, Inc                                                                        223,458                 223,458
Far Eastern Textile GDR                                                  318,268               124,030                 442,298
Hon Hai Precision Industry Co., Ltd. GDR                                 772,250                                       772,250
Ritek Corp. GDR                                                          241,100               230,632                 471,732
Siliconware Precision ADR                                                491,175                                       491,175
Synnex Technology                                                        481,385                                       481,385
Stark Technology, Inc.                                                                         186,370                 186,370
Taiwan Semiconductor ADR                                               2,382,288               276,840               2,659,128
United Microelectronics Corporation, Ltd.                                                      222,085                 222,085
Winbond Electronic Corp GDR                                              619,563               216,728                 836,291
                                                                    ------------          ------------            ------------
                                                                       6,934,681             2,315,136               9,249,817
                                                                    ------------          ------------            ------------
THAILAND: 1.67%
Advanced Information Services                                            342,565                                       342,565
Siam Cement Public Co.                                                   140,906                                       140,906
Thai Farmers Bank                                                        168,475                                       168,475
                                                                    ------------          ------------            ------------
                                                                         651,946                    --                 651,946
                                                                    ------------          ------------            ------------
TOTAL COMMON STOCKS
 (Cost $24,195,851, $9,170,853, $33,366,704)                          27,332,872            10,266,792              37,599,664
                                                                    ------------          ------------            ------------
PREFERRED STOCK:  0.54%
THAILAND:  0.54%
Siam Commercial Bank                                                     209,317                                       209,317
                                                                    ------------          ------------            ------------
TOTAL PREFERRED STOCKS (COST $332,368)                                   209,317                    --                 209,317
                                                                    ------------          ------------            ------------

WARRANTS: 0.08%
THAILAND: 0.08%
Siam Commercial Bank                                                      32,174                                        32,174
                                                                    ------------          ------------            ------------
TOTAL WARRANTS (COST $0)                                                  32,174                    --                  32,174
                                                                    ------------          ------------            ------------

TOTAL INVESTMENTS IN SECURITIES
(Cost $24,528,219,  $9,170,853, $33,699,072)        96.91%            27,574,363            10,266,792              37,841,155
OTHER ASSETS AND LIABILITIES-NET                     3.09%               128,017             1,079,027               1,207,044
                                                   ------           ------------          ------------            ------------
NET ASSETS                                         100.00%          $ 27,702,380          $ 11,345,819            $ 39,048,199
                                                   ======           ============          ============            ============

----------
@    Non-income producing security
#    Illiquid security
ADR  American Depository Receipt
GDR  Global Depository Receipt

NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 - Basis of Combination:

     On November 2, 2000, the Boards of Pilgrim Asia Pacific Fund ("Asia Pacific Fund") and Pilgrim SmallCap Asia Growth Fund ("SmallCap Asia Growth Fund"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of SmallCap Asia Growth Fund, Asia Pacific Fund will acquire all the assets of SmallCap Asia Growth Fund subject to the liabilities of such Fund, in exchange for a number of shares equal to the pro rata net assets of shares of the Asia Pacific Fund (the "Merger").

     The Merger will be accounted for as a tax free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2000. The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities reflect the financial position of Asia Pacific Fund and SmallCap Asia Growth Fund at June 30, 2000. The unaudited pro forma statement of operations reflects the results of operations of Asia Pacific Fund and SmallCap Asia Growth Fund for the year ended June 30, 2000. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for Asia Pacific Fund and SmallCap Asia Growth Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Asia Pacific Fund for pre-combination periods will not be restated.

     The pro forma portfolio of investments, and unaudited statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

Note 2 - Security Valuation:

     Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. Dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's Custodian. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at cost, which, when combined with accrued interest, approximates market value.

Note 3 - Foreign Currency Transactions:

The books and records of the funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the day.

(2) Purchases and sales of investment securities, income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from the investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of the comparable U.S. Government.

Note 4 - Capital Shares:

     The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of SmallCap Asia Growth Fund by Asia Pacific Fund as of June 30, 2000. The number of additional shares issued was calculated by dividing the net asset value of each Class A of SmallCap Asia Growth Fund by the respective Class A net asset value per share of Asia Pacific Fund .

Note 5 - Unaudited Pro Forma Adjustments:

     The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on June 30, 2000. SmallCap Asia Growth Fund expenses were adjusted assuming Asia Pacific Fund's fee structure was in effect for the year ended June 30, 2000.

Note 6 - Merger Costs:

     Merger costs are estimated at approximately $125,000 and are not included in the unaudited pro forma statement of operations since these costs are not reccurring. These costs represent the estimated expense of both Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

Note 7 - Federal Income Taxes:

     It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

     The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Reference is made to Section 2-418 of the General Corporation Law of the State of Maryland, Article VII of the Registrant's Articles of Corporation,
Article VI of the Registrant's Bylaws, the Investment Management filed as Exhibit (6)(A), and the Underwriting Agreement filed as Exhibit 7(A) provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)    (A)    Form of Articles of  Incorporation (3)
       (B)    Form of Articles of Supplementary designating Pilgrim America
              Strategic Income Fund (3)
       (C)    Form of Amendment to Articles of Incorporation (3)
       (D)    Form of Certificate of Correction to Articles of Incorporation (6)
       (E)    Form of Certificate of Correction to Articles of Supplementary (6)
       (F)    Form of Articles Supplementary designating Class C (6)
       (G)    Form of Articles Supplementary designating Class Q (9)
       (H)    Form of Articles of Amendment (10)
       (I)    Form of Certificate of Correction (10)

(2)    Form of Amended and Restated Bylaws (1)

(3)    Not Applicable

(4)    Agreement and Plan of Reorganization filed herewith.

(5)    Specimen security (2)

(6)    (A)    Form of Investment Management Agreement (10)
       (B)    Form of Portfolio Management Agreement with HSBC Asset Management
              Americas Inc. and HSBC Asset Management Hong Kong Limited relating to Asia-Pacific Equity Fund (7)

(7)    (A)    Form of Underwriting Agreement
       (B)    Form of Selling Group Agreement (3)
       (C)    Form of Service Agreement with broker-dealers (3)

(8)    Not Applicable

(9)    (A)    Form of Custody Agreement (3)
       (B)    Form of Recordkeeping Agreement (3)

(10)   (A)    Form of Service and Distribution Plan for Class A Shares (3)
       (B)    Form of Service and Distribution Plan for Class B Shares (5)
       (C)    Form of Service and Distribution Plan for Class M Shares (3)
       (D)    Form of Amended and Restated Multiple Class Plan Adopted Pursuant
              to Rule 18f-3 (8)

(11)   Form of Opinion and Consent of Counsel

(12) Form of Opinion and Consent of Counsel supporting tax matters and consequences

(13)   (A)    Form of Shareholder Service Agreement with Pilgrim Group, Inc. (6)
       (B)    Form of Amended and Restated Expense Limitation Agreement (9)

(14)   Consent of Independent Auditors

(15)   Not Applicable

(16)   Powers of Attorney for Directors are filed herewith

(17)   Not Applicable

----------
(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A as filed on October 30, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A as filed on June 22, 1995.
(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on August 14, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A as filed on October 27, 1998.
(5) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A as filed on March 25, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A as filed on May 24, 1999.
(7) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A as filed on September 2, 1999.
(8) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A as filed on October 29, 1999.
(9) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A as filed on January 4, 2000.
(10) Incorporated by reference to Post-Effective Amendment No 14 to the Registration Statement on Form N-1A as filed on November 1, 2000.

ITEM 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and State of Arizona on the 4th day of December, 2000.

                                     PILGRIM ADVISORY FUNDS, INC.

                                     By: /s/ James M. Hennessy
                                         ---------------------------------
                                         James M. Hennessy*
                                         Senior Executive Vice President &
                                         Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                         Title                         Date
     ---------                         -----                         ----

/s/ John G. Turner
----------------------------    Director and Chairman          December 13, 2000
John G. Turner*


/s/ Robert W. Stallings
----------------------------    Director and President         December 13, 2000
Robert W. Stallings*            (Chief Executive Officer)


/s/ Michael J. Roland
----------------------------    Senior Vice President and      December 13, 2000
Michael J. Roland*              Principal Financial Officer


/s/ Al Burton
----------------------------    Director                       December 13, 2000
Al Burton*


/s/ Paul S. Doherty
----------------------------    Director                       December 13, 2000
Paul S. Doherty*


/s/ Robert B. Goode, Jr.
----------------------------    Director                       December 13, 2000
Robert B. Goode, Jr.*


/s/ Alan L. Gosule
----------------------------    Director                       December 13, 2000
Alan L. Gosule*


/s/ Walter H. May
----------------------------    Director                       December 13, 2000
Walter H. May*

/s/ Jock Patton
----------------------------    Director                       December 13, 2000
Jock Patton*


/s/ David W.C. Putnam
----------------------------    Director                       December 13, 2000
David W.C. Putnam*


/s/ John R. Smith
----------------------------    Director                       December 13, 2000
John R. Smith*


/s/ David W. Wallace
----------------------------    Director                       December 13, 2000
David W. Wallace*


* By: /s/ James M. Hennessy
      ------------------------
      James M. Hennessy
      Attorney-in-Fact**

** Executed pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Robert W. Stallings, James M. Hennessy, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-14 applicable to Pilgrim Advisory Funds, Inc. and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.


Dated: November 14, 2000                         /s/ Michael J. Roland
                                                 -------------------------------
                                                     Michael J. Roland

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Robert W. Stallings, James M. Hennessy, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-14 applicable to Pilgrim Advisory Funds, Inc. and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: November 10, 2000


/s/ John G. Turner                               /s/ Paul S. Doherty
-------------------------------                  -------------------------------
John G. Turner                                   Paul S. Doherty

/s/ Alan L. Gosule                               /s/ David W.C. Putnam
-------------------------------                  -------------------------------
Alan L. Gosule                                   David W.C. Putnam

/s/ Robert W. Stallings                          /s/ Robert B. Goode, Jr.
-------------------------------                  -------------------------------
Robert W. Stallings                              Robert B. Goode, Jr.

/s/ Walter H. May                                /s/ John R. Smith
-------------------------------                  -------------------------------
Walter H. May                                    John R. Smith

/s/ Al Burton                                    /s/ David W. Wallace
-------------------------------                  -------------------------------
Al Burton                                        David W. Wallace

/s/ Jock Patton
-------------------------------
Jock Patton

                                 EXHIBIT INDEX


(4) Form of Agreement and Plan of Reorganization between Pilgrim Advisory Funds, Inc., on behalf of Pilgrim Asia-Pacific Equity Fund, and Pilgrim SmallCap Asia Growth Fund, Inc.

(7)(A) Form of Underwriting Agreement between Registrant and Pilgrim Securities, Inc.

(11)   Form of Opinion and Consent of Counsel

(12) Form of Opinion and Consent of Counsel supporting tax matters and consequences

(14)   Consent of Independent Auditors

                        PILGRIM SMALLCAP ASIA GROWTH FUND

        PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON ________ ___, 2001
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned hereby appoint(s) Robert W. Stallings and James M. Hennessy or any one or more of them, proxies, with full power of substitution, to vote all shares of the Pilgrim SmallCap Asia Growth Fund (the "Fund") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 on ________ ___, 2001 at ______ a.m., local time, and at any adjournment thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Pilgrim SmallCap Asia Growth Fund by Pilgrim Asia-Pacific Equity Fund in exchange for shares of common stock of Pilgrim Asia-Pacific Equity Fund and the assumption by Pilgrim Asia-Pacific Equity Fund of all of the liabilities of Pilgrim SmallCap Asia Growth Fund.

               For  [ ]       Against [ ]     Abstain [ ]

This proxy must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.



-----------------------------------------              -------------------------
Signature                                              Date



-----------------------------------------              -------------------------
Signature (if held jointly)                            Date